UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments. — The schedules of investments for the period ended January 31, 2011, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Face
Amount		Value

AGENCY DISCOUNT NOTES*,1 — 2.4%

	Federal Home Loan Mortgage Corporation — 2.4%
$10,000,000	0.00% due 5/24/11[2]	$9,994,244
10,000,000	0.00% due 6/21/11[2,3]	9,989,500

		19,983,744

	TOTAL AGENCY DISCOUNT NOTES (Cost $19,983,744)	19,983,744

AGENCY NOTES* — 45.4%

	Federal Farm Credit Bank — 5.0%
5,000,000	1.60% due 3/9/11	5,006,332
7,000,000	0.351% due 5/18/11[4]	7,002,955
10,000,000	0.40% due 6/1/11[4]	10,000,000
2,000,000	3.875% due 8/25/11[3]	2,040,929
10,000,000	0.267% due 9/16/11[4]	10,000,000
6,615,000	2.00% due 1/17/12	6,716,500

		40,766,716

	Federal Home Loan Bank — 18.9%
2,000,000	3.25% due 3/11/11	2,006,381
4,600,000	0.70% due 4/18/11	4,604,991
1,000,000	1.375% due 4/28/11	1,002,803
11,300,000	0.22% due 5/6/11[4]	11,298,519
5,000,000	2.625% due 5/20/11	5,035,521
5,840,000	0.54% due 5/24/11	5,845,723
10,000,000	0.295% due 6/2/11[4]	10,002,524
2,000,000	1.125% due 6/3/11	2,006,136
2,250,000	5.25% due 6/10/11	2,288,328
10,000,000	0.28% due 8/12/11[4]	10,000,000
6,575,000	3.75% due 9/9/11	6,713,403
10,000,000	0.27% due 9/15/11[4]	10,000,000
7,500,000	3.625% due 9/16/11	7,656,333
10,000,000	0.28% due 10/20/11[4]	10,000,000
3,820,000	0.35% due 11/7/11	3,820,713
3,000,000	0.37% due 11/16/11	3,000,000
10,000,000	0.40% due 11/18/11	10,000,000
10,000,000	0.30% due 11/23/11	10,000,000
5,000,000	0.35% due 11/23/11	5,000,965
10,000,000	0.40% due 11/28/11	10,000,000
10,000,000	0.385% due 11/28/11[4]	10,010,453
10,000,000	0.29% due 12/16/11[4]	10,000,000
5,000,000	1.00% due 1/19/12	5,007,928

		155,300,721

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal Home Loan Mortgage Corporation — 9.4%
$10,000,000	0.372% due 3/9/11[4]	$10,001,711
5,000,000	5.625% due 3/15/11	5,031,314
10,000,000	0.353% due 4/7/11[4]	10,001,934
6,597,000	2.75% due 4/11/11	6,628,753
15,000,000	0.40% due 9/22/11	15,000,000
10,000,000	0.31% due 11/7/11[4]	10,005,437
10,000,000	0.16% due 11/9/11[4]	9,995,317
10,000,000	0.17% due 11/9/11[4]	9,994,564

		76,659,030

	Federal National Mortgage Association — 12.1%
2,925,000	4.50% due 2/15/11	2,929,707
4,570,000	1.75% due 3/23/11	4,579,636
17,832,000	5.125% due 4/15/11	18,005,861
4,840,000	1.375% due 4/28/11	4,853,271
27,498,000	6.00% due 5/15/11[3]	27,949,314
21,332,000	5.00% due 10/15/11	22,039,475
15,496,000	1.00% due 11/23/11[3]	15,581,615
3,000,000	2.00% due 1/9/12	3,043,870

		98,982,749

	TOTAL AGENCY NOTES (Cost $371,709,216)	371,709,216

GOVERNMENT GUARANTEED CORPORATE NOTES*,5 — 1.1%
2,000,000	Morgan Stanley,
	2.00% due 9/22/11	2,021,900
7,000,000	Wells Fargo & Co.,
	3.00% due 12/9/11	7,156,796

		9,178,696

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $9,178,696)	9,178,696

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 50.9%
$176,831,000	With Bank of America, dated 1/31/11, 0.18%, principal and interest in the amount of $176,831,884, due 2/1/11, (collateralized by a U.S. Treasury Note with an aggregate par value of $179,319,100, coupon rate of 0.750%, due 5/31/12, market value of $180,500,813)	$176,831,000
200,000,000	With RBS Greenwich, Inc., dated 1/31/11, 0.20%, principal and interest in the amount of $200,001,111, due 2/1/11, (collateralized by a U.S. Treasury Note with an aggregate par value of $203,067,000, coupon rate of 0.750%, due 11/30/11, market value of $204,082,335)	200,000,000
40,000,000	With UBS AG, dated 1/31/11, 0.18%, principal and interest in the amount of $40,000,200, due 2/1/11, (collateralized by a U.S. Treasury Note with a par value of $40,647,600, coupon rate of 0.880%, due 4/30/11, market value of $40,814,255)	40,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $416,831,000)	416,831,000

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.2%
18,081,830	State Street Navigator Securities Lending Prime Portfolio	18,081,830

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $18,081,830)	18,081,830

TOTAL INVESTMENTS (Cost $835,784,486)[6]	102.0%	$835,784,486
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.0)	(16,511,675)

NET ASSETS	100.0%	$819,272,811

*	Percentages indicated are based on net assets.
[1]	Rate represents annualized discount yield at date of purchase.
[2]	Zero Coupon Bond.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Floating Rate Bond. Rate shown is as of January 31, 2011.
[5]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[6]	Aggregate cost for federal tax purposes was $835,784,486.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 97.0%

	Daily Variable/Floating Rate Notes — 38.2%
$14,950,000	California Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series A-2,
	0.23% due 10/1/47	$14,950,000
3,600,000	California Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series B,
	0.22% due 10/1/23	3,600,000
6,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.22% due 7/1/35	6,000,000
5,100,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: Bank of America N.A.),
	0.26% due 1/1/39	5,100,000
11,730,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.25% due 12/1/15	11,730,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
300,000	0.21% due 11/1/19	300,000
3,300,000	0.22% due 3/1/22	3,300,000
3,100,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A, (SPA: Bank of America),
	0.29% due 5/15/35	3,100,000
4,700,000	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.22% due 6/1/20	4,700,000
900,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.22% due 3/1/24	900,000
6,800,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series A,
	0.24% due 5/15/48	6,800,000
8,875,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series B,
	0.22% due 5/15/48	8,875,000
4,300,000	Irvine Ranch, California, Water District, Consolidated Improvement Districts, General Obligation Unlimited, (LOC: Bank of America N.A.),
	0.29% due 6/1/15	4,300,000
900,000	Irvine, California, Improvement Board Act of 1915, Assessment Number 07-22-A, (LOC: KBC Bank NV),
	0.30% due 9/2/32	900,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$9,885,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.25% due 12/1/16	$9,885,000
12,400,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.25% due 6/1/23	12,400,000
8,500,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.22% due 10/1/24	8,500,000
2,880,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.22% due 11/1/14	2,880,000
6,575,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.22% due 11/1/14	6,575,000
5,315,000	Maine State Housing Authority, Mortgage Revenue, Series H, (SPA: KBC Bank NV),
	0.27% due 11/15/40	5,315,000
1,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.25% due 11/1/35	1,600,000
10,050,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.22% due 11/1/49	10,050,000
3,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Museum of Fine Arts Project, (SPA: Bank of America N.A.),
	0.29% due 12/1/37	3,600,000
10,700,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.25% due 12/1/30	10,700,000
5,900,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.25% due 12/1/30	5,900,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank),
	0.26% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank),
	0.25% due 3/1/40	4,100,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.22% due 7/15/32	$2,150,000
3,700,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: J.P. Morgan Chase),
	0.29% due 6/1/41	3,700,000
1,120,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.32% due 11/1/22	1,120,000
6,100,000	New York City, New York, General Obligation Unlimited, Subseries A-5, (LOC: KBC Bank NV),
	0.23% due 8/1/15	6,100,000
1,500,000	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase),
	0.26% due 8/15/18	1,500,000
5,800,000	New York City, New York, General Obligation Unlimited, Subseries H-7, (LOC: KBC Bank NV),
	0.26% due 3/1/34	5,800,000
11,615,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.29% due 6/15/35	11,615,000
5,400,000	North Carolina Medical Care Commission, Health Care Facilities Revenue, Wake Forest University, Series D, (LOC: Bank of America N.A.),
	0.30% due 7/1/34	5,400,000
7,110,000	Ohio State Water Development Authority, Pollution Control Facilities Revenue, First Energy General Corp., Series A, (LOC: Barclays Bank PLC),
	0.25% due 5/15/19	7,110,000
10,359,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.26% due 7/15/19	10,359,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.25% due 8/15/20	1,600,000
2,915,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.29% due 5/15/32	2,915,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$7,850,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.25% due 4/1/38	$7,850,000
1,250,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.30% due 2/15/31	1,250,000
300,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.22% due 12/1/29	300,000
8,930,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.22% due 10/1/25	8,930,000
1,900,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank),
	0.27% due 2/1/26	1,900,000
1,025,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank),
	0.29% due 11/1/25	1,025,000

	Total Daily Variable/Floating Rate Notes (Cost $238,084,000)	238,084,000

	Weekly Variable/Floating Rate Notes — 58.8%
2,225,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.37% due 8/1/16	2,225,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wells Fargo Bank),
	0.39% due 12/1/24	2,400,000
1,020,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, (SPA: Bank Of New York),
	0.25% due 6/1/27	1,020,000
3,930,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America),
	0.32% due 6/1/25	3,930,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank),
	0.39% due 9/1/24	900,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank),
	0.29% due 12/1/33	$700,000
3,851,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.29% due 7/1/27	3,851,000
6,405,000	Colorado Health Facilities Authority Revenue, Exempla, Inc., Series B, (LOC: U.S. Bank),
	0.32% due 1/1/33	6,405,000
8,110,000	Colorado Housing and Finance Authority, Revenue Bond, Class I, (LOC: 50% FNMA & 50% FHLMC),
	0.27% due 5/1/31	8,110,000
8,165,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.27% due 4/1/20	8,165,000
700,000	Concord, California, Multi-Family Mortgage Revenue, Arcadian, (FNMA Insured),
	0.34% due 7/15/18	700,000
3,655,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.29% due 5/15/14	3,655,000
12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2,
	0.22% due 7/1/29	12,100,000
2,690,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank),
	0.29% due 12/1/15	2,690,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.32% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.32% due 12/1/26	5,500,000
1,360,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank),
	0.26% due 12/1/20	1,360,000
590,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series C, (LOC: U.S. Bank),
	0.26% due 12/1/11	590,000
3,715,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.26% due 4/1/27	3,715,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One),
	0.32% due 4/1/35	$4,000,000
9,605,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Barclays Bank PLC),
	0.25% due 10/1/36	9,605,000
8,400,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (LOC: J.P. Morgan Chase),
	0.27% due 9/1/19	8,400,000
656,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank),
	0.24% due 7/1/28	656,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.26% due 12/15/24	6,160,000
9,610,000	Maryland State Community Development Administration, Housing & Community Development, Series J, (SPA: KBC Bank NV),
	0.33% due 9/1/31	9,610,000
4,970,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.25% due 7/1/27	4,970,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.25% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.27% due 12/1/29	2,610,000
7,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.30% due 8/1/28	7,200,000
8,900,000	Mecklenburg County, North Carolina, Certificate Participation, (SPA: Branch Banking & Trust),
	0.30% due 2/1/26	8,900,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America):
1,100,000	0.29% due 2/1/11	1,100,000
1,000,000	0.29% due 2/1/17	1,000,000
1,100,000	0.29% due 2/1/19	1,100,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$1,100,000	0.29% due 2/1/20	$1,100,000
5,945,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2,
	0.25% due 10/1/44	5,945,000
4,285,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.27% due 2/15/33	4,285,000
2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank),
	0.26% due 4/15/18	2,000,000
2,740,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank),
	0.39% due 12/1/27	2,740,000
950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank),
	0.29% due 12/1/27	950,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank),
	0.28% due 11/1/29	6,430,000
10,000,000	Missouri State, Missouri, Health & Higher Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA: U.S. Bank),
	0.26% due 5/15/38	10,000,000
805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, (FNMA Insured),
	0.27% due 5/15/31	805,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.27% due 6/1/32	5,000,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institution For Advanced Study, Series B, (SPA: Wachovia Bank),
	0.27% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.26% due 2/15/35	6,200,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.24% due 11/15/19	$5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.26% due 11/15/28	7,600,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.25% due 11/15/36	6,300,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.22% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.23% due 12/1/21	4,380,000
2,035,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.30% due 11/15/28	2,035,000
2,665,000	Ohio State University, General Receipts, Series B,
	0.24% due 12/1/29	2,665,000
4,760,000	Ohio State, General Obligation Unlimited, Series C,
	0.25% due 6/15/26	4,760,000
8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Bank Of America),
	0.31% due 6/1/38	8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: J.P. Morgan Chase),
	0.25% due 3/1/32	10,100,000
5,000,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.22% due 9/1/35	5,000,000
6,250,000	Private Colleges and Universities Authority Georgia Revenue, Emory University,
	0.24% due 9/1/36	6,250,000
9,900,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.27% due 7/1/33	9,900,000
485,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.26% due 7/1/32	485,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$494,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank),
	0.39% due 12/1/15	$494,000
9,925,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, (LOC: Branch Banking & Trust),
	0.27% due 10/1/31	9,925,000
11,295,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.34% due 5/1/32	11,295,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.34% due 11/1/31	6,675,000
10,245,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust),
	0.27% due 3/1/29	10,245,000
3,565,000	University of North Carolina, Revenue Bonds, Series B,
	0.22% due 12/1/25	3,565,000
7,565,000	University of North Carolina, Revenue Bonds, Series C,
	0.29% due 12/1/25	7,565,000
	University of Texas, University Revenue, Financing System, Series B:
7,115,000	0.23% due 8/1/16	7,115,000
3,490,000	0.23% due 8/1/33	3,490,000
6,500,000	0.23% due 8/1/39	6,500,000
2,300,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.22% due 8/15/13	2,300,000
11,595,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.32% due 6/1/48	11,595,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.30% due 12/1/23	6,955,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$9,545,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: 50% FNMA & 50% FHLMC),
	0.34% due 12/1/35	$9,545,000
6,000,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B (LOC: 50% FNMA & 50% FHLMC),
	0.30% due 12/1/33	6,000,000

	Total Weekly Variable/Floating Rate Notes (Cost $366,066,000)	366,066,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $604,150,000)	604,150,000

FIXED RATE NOTES* — 3.0%
5,000,000	Massachusetts State, Revenue Anticipation Notes, General Obligation Unlimited, Series C,
	2.00% due 6/23/11	5,032,976
5,000,000	Oregon State, Tax Anticipation Notes, General Obligation Unlimited,
	2.00% due 6/30/11	5,032,727
8,625,000	Texas State, Tax & Revenue Anticipation Notes,
	2.00% due 8/31/11	8,707,249

	TOTAL FIXED RATE NOTES (Cost $18,772,952)	18,772,952

TOTAL INVESTMENTS (Cost $622,922,952)[2]	100.0%	$622,922,952
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	235,340

NET ASSETS	100.0%	$623,158,292

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $622,922,952.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 8.1%

	Federal Home Loan Bank — 8.1%
$5,000,000	5.375% due 5/18/16	$5,794,995
16,500,000	3.625% due 10/18/13	17,616,885
5,000,000	5.125% due 10/18/16[1]	5,662,945

		29,074,825

	TOTAL AGENCY NOTES (Cost $28,745,073)	29,074,825

MORTGAGE-BACKED SECURITIES*,2 — 29.5%

	Federal Home Loan Mortgage Corporation — 8.9%
2,734	# G00807, 9.50% due 3/1/21	2,943
1,779,975	# G12342, 5.50% due 8/1/21	1,923,485
466,113	# J03604, 5.50% due 10/1/21	502,819
303,311	# J03649, 5.50% due 10/1/21	327,197
717,486	# G12442, 6.00% due 11/1/21	784,091
1,176,660	# J03536, 5.50% due 11/1/21	1,269,322
539,509	# G18163, 5.50% due 1/1/22	581,996
2,117,465	# G13396, 5.50% due 12/1/23	2,282,892
73,313	# D78677, 8.00% due 3/1/27	86,053
47,805	# D84894, 8.00% due 12/1/27	56,156
743,672	# C00742, 6.50% due 4/1/29	838,590
441,699	# A57845, 7.00% due 2/1/37	500,608
1,810,459	# A68937, 6.00% due 11/1/37	1,967,056
736,324	# A68332, 5.50% due 11/1/37	785,656
2,014,238	# A70446, 5.00% due 12/1/37	2,111,420
9,276,242	# A73370, 5.00% due 2/1/38	9,721,829
3,526,969	# A90421, 4.50% due 12/1/39	3,604,121
4,488,260	# A92890, 4.50% due 7/1/40	4,586,441

		31,932,675

	Federal National Mortgage Association — 13.0%
31,984	# 535729, 6.50% due 2/1/16	34,948
33,492	# 535962, 6.50% due 5/1/16	36,638
18,020	# 595134, 6.50% due 7/1/16	19,712
139,204	# 596498, 6.00% due 7/1/16	151,802
20,690	# 608777, 6.50% due 10/1/16	22,633
292,785	# 625990, 5.50% due 12/1/16	316,528
37,240	# 643340, 6.50% due 3/1/17	40,854
69,692	# 555016, 6.50% due 10/1/17	76,237
589,327	# 686230, 5.50% due 2/1/18	638,223
684,362	# 254685, 5.00% due 4/1/18	732,222
758,871	# 740449, 5.50% due 9/1/18	821,833
497,759	# 768557, 5.50% due 2/1/19	539,057

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$226,075	# 255159, 5.50% due 3/1/19	$244,833
5,480	# 313796, 9.50% due 2/1/21	6,143
5,517	# 125275, 7.00% due 3/1/24	6,254
32,980	# 313795, 9.50% due 1/1/25	39,004
75,167	# 373328, 8.00% due 3/1/27	86,822
114,786	# 390895, 8.00% due 6/1/27	132,585
49,507	# 395715, 8.00% due 8/1/27	57,183
204,660	# 397602, 8.00% due 8/1/27	236,395
30,002	# 405845, 8.00% due 11/1/27	34,654
4,718	# 499335, 6.50% due 8/1/29	5,326
22,453	# 252806, 7.50% due 10/1/29	25,787
1,315	# 523497, 7.50% due 11/1/29	1,511
10,628	# 588945, 7.00% due 6/1/31	12,125
235,138	# 607862, 7.00% due 9/1/31	268,271
25,840	# 624571, 7.00% due 3/1/32	29,493
38,754	# 656872, 6.50% due 8/1/32	43,749
21,970	# 687575, 7.00% due 2/1/33	25,040
2,108,774	# 789856, 6.00% due 8/1/34	2,315,227
366,828	# 820811, 6.00% due 4/1/35	401,021
1,028,075	# 829202, 5.00% due 7/1/35	1,082,737
1,092,020	# 826586, 5.00% due 8/1/35	1,150,082
652,027	# 867021, 7.00% due 3/1/36	739,524
290,693	# 256216, 7.00% due 4/1/36	329,701
1,686,157	# 898412, 5.00% due 10/1/36	1,770,540
773,520	# 910894, 5.00% due 2/1/37	811,989
771,527	# 912456, 6.50% due 3/1/37	861,321
1,407,481	# 939512, 5.00% due 6/1/37	1,477,478
2,037,441	# 959877, 5.00% due 11/1/37	2,138,767
5,353,183	#973241, 5.00% due 3/1/38	5,618,270
2,723,670	# 975593, 5.00% due 6/1/38	2,858,545
2,259,969	# 257573, 5.50% due 2/1/39	2,417,461
4,549,605	# AD7128, 4.50% due 7/1/40	4,654,815
12,981,593	# AH1568, 4.50% due 12/1/40	13,306,133

		46,619,473

	Government National Mortgage Association — 7.6%
16,427	# 460389, 7.00% due 5/15/28	18,978
25,101	# 464049, 7.00% due 7/15/28	28,999
45,978	# 476259, 7.00% due 8/15/28	53,118
24,569	# 496632, 7.00% due 12/15/28	28,384
32,114	# 539971, 7.00% due 1/15/31	37,171
14,280	# 485264, 7.50% due 2/15/31	16,653
21,267	# 556417, 7.00% due 6/15/31	24,615

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)

$49,565	# 559304, 7.00% due 9/15/31	$57,369
67,976	# 570289, 7.00% due 1/15/32	78,539
161,091	# 574687, 6.00% due 4/15/34	178,667
1,029,322	# 652486, 5.50% due 4/15/36	1,114,414
2,343,456	# 651859, 5.00% due 6/15/36	2,492,015
1,550,796	# 782150, 5.50% due 4/15/37	1,678,391
1,653,447	# 608508, 6.00% due 8/15/37	1,819,899
257,312	# 662521, 6.00% due 8/15/37	283,216
893,200	# 677545, 6.00% due 11/15/37	983,118
1,500,381	# 676291, 6.00% due 12/15/37	1,651,423
470,453	# 678831, 5.00% due 1/15/38	499,982
1,865,104	# 685836, 5.50% due 4/15/38	2,016,956
4,856,669	# 698235, 5.00% due 6/15/39	5,161,511
8,279,944	# 716655, 5.00% due 8/15/39	8,799,658

		27,023,076

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $101,731,408)	105,575,224

CORPORATE NOTES* — 48.8%
11,000,000	Barclays Bank PLC,
	5.20% due 7/10/14	11,941,512
4,000,000	Bear Stearns Cos. LLC,
	6.40% due 10/2/17	4,546,100
5,000,000	Caterpillar Financial Services Corp.,
	6.125% due 2/17/14	5,649,000
6,000,000	General Electric Capital Corp.,
	5.625% due 5/1/18	6,504,186
8,000,000	General Electric Capital Corp.,
	6.00% due 8/7/19	8,883,296
8,250,000	Goldman Sachs Group, Inc.,
	5.125% due 1/15/15	8,933,818
7,000,000	Goldman Sachs Group, Inc.,
	5.95% due 1/18/18	7,571,956
9,000,000	Hewlett-Packard Co.,
	6.125% due 3/1/14	10,178,010
9,650,000	Honeywell International, Inc.,
	5.00% due 2/15/19	10,549,882
13,000,000	IBM Corp.,
	8.375% due 11/1/19	17,240,067
10,200,000	JPMorgan Chase & Co.,
	5.15% due 10/1/15	10,969,049

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$12,372,000	Oracle Corp.,
	5.75% due 4/15/18[1]	$14,025,048
13,850,000	PepsiCo, Inc.,
	7.90% due 11/1/18	17,640,135
7,000,000	United Technologies Corp.,
	4.875% due 5/1/15	7,742,630
2,285,000	United Technologies Corp.,
	6.125% due 2/1/19	2,658,586
9,000,000	Wal-Mart Stores, Inc.,
	5.80% due 2/15/18	10,329,858
5,595,000	Wal-Mart Stores, Inc.,
	3.625% due 7/8/20[1]	5,388,561
13,000,000	Wells Fargo & Co.,
	5.25% due 10/23/12	13,906,698

	TOTAL CORPORATE NOTES (Cost $165,598,803)	174,658,392

US TREASURY NOTES/BONDS* — 12.0%
6,000,000	U.S. Treasury Bond,
	7.875% due 2/15/21[1]	8,336,250
2,000,000	U.S. Treasury Bond,
	6.00% due 2/15/26[1]	2,435,624
7,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	8,794,017
2,000,000	U.S. Treasury Bond,
	4.375% due 2/15/38[1]	1,952,188
5,956,500	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.875% due 7/15/13	6,395,327
4,459,631	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18	4,815,706
5,000,000	U.S. Treasury Note,
	2.625% due 4/30/16	5,141,015
5,000,000	U.S. Treasury Note,
	3.50% due 5/15/20[1]	5,099,600

	TOTAL US TREASURY NOTES/BONDS (Cost $41,074,198)	42,969,727

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 4.8%
$17,100,000	With Bank of America Corp., dated 1/31/11, 0.180%, principal and interest in the amount of $17,100,086 due 2/1/11, (collateralized by a U.S. Treasury Note with a par value of $17,340,700, coupon rate of 0.75%, due 5/31/12, market value of $17,454,975)	$17,100,000
5,679	With State Street Bank and Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $5,679, due 2/1/11, (collateralized by a FHR security with a par value of $9,893, coupon rate of 3.500%, due 11/15/40, market value of $10,255)	5,679

	TOTAL REPURCHASE AGREEMENTS (Cost $17,105,679)	17,105,679

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.2%
18,588,720	State Street Navigator Securities Lending Prime Portfolio	18,588,720

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $18,588,720)	18,588,720

TOTAL INVESTMENTS (Cost $372,843,881)[3]	108.4%	$387,972,567
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.4)	(30,148,957)

NET ASSETS	100.0%	$357,823,610

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at January 31, 2011.
[3]	Aggregate cost for federal tax purposes was $372,843,881.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC
TIPS — Treasury Inflation Protected Security

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 5.9%
79,270	Honeywell International, Inc.	$4,439,913
19,550	Precision Castparts Corp.	2,795,454
42,515	Rockwell Collins, Inc.	2,726,912

		9,962,279

	Capital Markets — 5.7%
192,390	Charles Schwab Corp. (The)	3,472,639
26,140	Franklin Resources, Inc.	3,153,791
18,445	Goldman Sachs Group, Inc.	3,017,971

		9,644,401

	Chemicals — 3.8%
34,560	Ecolab, Inc.	1,717,286
21,600	Praxair, Inc.	2,009,664
41,800	Sigma-Aldrich Corp.	2,660,570

		6,387,520

	Commercial Banks — 2.6%
136,875	Wells Fargo & Co.	4,437,488

	Computers & Peripherals — 4.2%
21,220	Apple, Inc.[1]	7,200,370

	Consumer Finance — 2.1%
81,690	American Express Co.	3,543,712

	Diversified Consumer Services — 1.7%
43,055	ITT Educational Services, Inc.[1]	2,834,741

	Diversified Financial Services — 4.2%
23,250	IntercontinentalExchange, Inc.[1]	2,801,392
97,335	JPMorgan Chase & Co.	4,374,235

		7,175,627

	Electrical Equipment — 3.6%
42,460	Cooper Industries PLC	2,601,100
60,500	Emerson Electric Co.	3,562,240

		6,163,340

	Electronic Equipment, Instruments & Components — 2.2%
65,920	Amphenol Corp. — Class A	3,648,013

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 5.3%
71,870	Halliburton Co.	$3,234,150
65,370	Schlumberger, Ltd.	5,817,276

		9,051,426

	Food & Staples Retailing — 1.6%
90,480	SYSCO Corp.	2,636,587

	Food Products — 1.3%
44,165	Kellogg Co.	2,221,500

	Health Care Equipment & Supplies — 4.2%
60,575	Baxter International, Inc.	2,937,282
60,745	Varian Medical Systems, Inc.[1]	4,104,539

		7,041,821

	Health Care Providers & Services — 3.1%
38,310	Express Scripts, Inc.[1]	2,158,002
34,300	Laboratory Corp. of America Holdings[1]	3,083,913

		5,241,915

	Hotels, Restaurants & Leisure — 2.7%
51,515	Darden Restaurants, Inc.	2,426,872
47,780	Yum! Brands, Inc.	2,234,193

		4,661,065

	Household Products — 3.9%
43,990	Colgate-Palmolive Co.	3,377,112
43,990	Energizer Holdings, Inc.[1]	3,199,833

		6,576,945

	Industrial Conglomerates — 2.0%
166,500	McDermott International, Inc.[1]	3,459,870

	Insurance — 1.9%
158,500	Progressive Corp. (The)	3,139,885

	IT Services — 2.2%
72,000	Accenture PLC — Class A	3,705,840

	Life Sciences Tools & Services — 2.5%
54,570	Waters Corp.[1]	4,168,602

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 1.9%
61,650	Illinois Tool Works, Inc.	$3,297,659

	Media — 3.9%
89,840	McGraw-Hill Cos. (The), Inc.	3,501,963
70,370	Omnicom Group, Inc.	3,158,206

		6,660,169

	Metals & Mining — 1.0%
19,625	BHP Billiton Ltd. ADR	1,747,214

	Multi-line Retail — 1.3%
53,790	Nordstrom, Inc.	2,215,072

	Oil, Gas & Consumable Fuels — 5.3%
59,340	Chevron Corp.	5,633,146
34,800	Occidental Petroleum Corp.	3,364,464

		8,997,610

	Road & Rail — 1.5%
62,570	JB Hunt Transport Services, Inc.	2,565,370

	Semiconductors & Semiconductor Equipment — 3.9%
225,830	Intel Corp.	4,846,312
49,780	Microchip Technology, Inc.	1,815,476

		6,661,788

	Software — 6.6%
38,500	BMC Software, Inc.[1]	1,836,450
146,610	Microsoft Corp.	4,064,762
167,950	Oracle Corp.	5,379,439

		11,280,651

	Textiles, Apparel & Luxury Goods — 2.6%
82,850	Coach, Inc.	4,481,357

	Tobacco — 2.7%
81,000	Philip Morris International, Inc.	4,636,440

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Trading Companies & Distributors — 2.0%
25,270	WW Grainger, Inc.	$3,322,247

	TOTAL COMMON STOCKS (Cost $131,188,050)	168,768,524

Face
Amount

REPURCHASE AGREEMENT* — 0.6%
$1,033,647	With State Street Bank and Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $1,033,647, due 2/1/11, (collateralized by a FHR security with a par value of $1,018,938, coupon rate of 3.500% due 11/15/40, market value of $1,056,219)	1,033,647

	TOTAL REPURCHASE AGREEMENT (Cost $1,033,647)	1,033,647

TOTAL INVESTMENTS (Cost $132,221,697)[2]	100.0%	$169,802,171
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(8,945)

NET ASSETS	100.0%	$169,793,226

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $132,577,722.
Abbreviations:
ADR — American Depositary Receipt
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.7%

	Aerospace & Defense — 3.4%
33,271	BE Aerospace, Inc.[1]	$1,287,255
31,971	Teledyne Technologies, Inc.[1]	1,512,548
21,820	Triumph Group, Inc.	2,095,375

		4,895,178

	Airlines — 1.7%
18,786	Allegiant Travel Co.	874,300
137,219	Hawaiian Holdings, Inc.[1,2]	1,014,048
84,361	Republic Airways Holdings, Inc.[1]	541,598

		2,429,946

	Banking — 9.2%
32,088	Bank of the Ozarks, Inc.	1,383,955
29,171	City Holding Co.	1,015,151
93,929	Flushing Financial Corp.	1,338,488
25,670	IBERIABANK Corp.	1,456,002
53,254	Lakeland Financial Corp.	1,095,967
118,549	Northwest Bancshares, Inc.	1,388,802
73,406	Renasant Corp.	1,144,400
31,038	Signature Bank[1]	1,621,425
28,704	SVB Financial Group[1,2]	1,506,099
97,124	ViewPoint Financial Group	1,231,047

		13,181,336

	Basic Industry — 1.0%
39,322	Silgan Holdings, Inc.	1,467,890

	Chemicals — 6.6%
57,641	A Schulman, Inc.	1,230,635
67,808	Cooper Tire & Rubber Co.	1,550,091
33,138	Koppers Holdings, Inc.	1,275,150
54,841	LSB Industries, Inc.[1,2]	1,651,811
13,302	NewMarket Corp.	1,687,492
84,711	Solutia, Inc.[1]	1,983,932

		9,379,111

	Coal — 2.2%
183,075	International Coal Group, Inc.[1]	1,693,444
66,187	James River Coal Co.[1,2]	1,488,214

		3,181,658

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services — 3.1%
129,284	APAC Customer Services, Inc.[1,2]	$712,355
100,697	Cardtronics, Inc.[1]	1,720,912
28,471	MAXIMUS, Inc.	1,931,757

		4,365,024

	Communications — 1.1%
193,576	Harmonic, Inc.[1]	1,633,781

	Computer Software & Processing — 2.3%
47,140	Interactive Intelligence, Inc.[1,2]	1,542,892
50,640	SYNNEX Corp.[1,2]	1,690,870

		3,233,762

	Computers & Information — 1.4%
58,575	NETGEAR, Inc.[1]	2,029,917

	Electric Utilities — 0.4%
16,686	IDACORP, Inc.	623,556

	Electrical Equipment — 3.9%
51,924	EnerSys[1]	1,704,146
100,230	GrafTech International, Ltd.[1]	2,104,830
34,305	Littelfuse, Inc.	1,759,160

		5,568,136

	Electronics — 11.8%
52,390	Finisar Corp.[1]	1,744,587
144,882	GT Solar International, Inc.[1,2]	1,600,222
33,966	Measurement Specialties, Inc.[1]	915,044
73,277	Multi-Fineline Electronix, Inc.[1,2]	2,117,705
46,440	Omnivision Technologies, Inc.[1]	1,199,545
64,152	Oplink Communications, Inc.[1]	1,589,687
146,086	Pericom Semiconductor Corp.[1]	1,465,243
139,786	RF Micro Devices, Inc.[1,2]	939,362
149,353	TriQuint Semiconductor, Inc.[1]	1,965,485
37,455	Veeco Instruments, Inc.[1,2]	1,620,303
69,076	Volterra Semiconductor Corp.[1,2]	1,716,539

		16,873,722

	Entertainment & Leisure — 1.4%
117,499	Cinemark Holdings, Inc.	1,991,608

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 1.5%
70,593	Douglas Emmett, Inc.	$1,301,029
15,948	World Acceptance Corp.[1]	895,640

		2,196,669

	Forest Products & Paper — 1.6%
54,607	KapStone Paper and Packaging Corp.[1]	929,957
19,449	Rock-Tenn Co. — Class A	1,298,221

		2,228,178

	Health Care — 1.1%
23,570	Emergency Medical Services[1]	1,590,975

	Health Care Providers — 4.7%
163,662	Health Management Associates, Inc.[1]	1,489,324
35,705	Magellan Health Services, Inc.[1]	1,728,479
23,920	Mednax, Inc.[1]	1,582,308
30,221	MWI Veterinary Supply, Inc.[1,2]	1,878,538

		6,678,649

	Heavy Machinery — 2.9%
167,323	Entegris, Inc.[1]	1,280,021
47,956	Titan Machinery, Inc.[1,2]	1,161,974
50,407	Woodward Governor Co.	1,699,976

		4,141,971

	Home Construction, Furnishings & Appliances — 1.2%
36,638	Tupperware Brands Corp.	1,676,189

	Household Products — 0.5%
45,273	Ferro Corp.[1]	698,110

	Industrial — 3.5%
38,389	Crane Co.	1,704,855
27,070	Gardner Denver, Inc.	1,952,830
16,686	Middleby Corp. (The)[1]	1,365,082

		5,022,767

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 3.6%
66,628	American Equity Investment Life Holding Co.	$844,843
95,913	Amtrust Financial Services, Inc.	1,775,350
28,004	Platinum Underwriters Holdings, Ltd.	1,237,777
20,653	ProAssurance Corp.[1]	1,211,711

		5,069,681

	Media — Broadcasting & Publishing — 0.8%
45,506	Madison Square Garden, Inc.[1]	1,147,661

	Medical Supplies — 2.2%
79,111	Hanger Orthopedic Group, Inc.[1,2]	1,625,731
36,988	ICU Medical, Inc.[1,2]	1,444,751

		3,070,482

	Oil & Gas — 6.7%
46,206	Berry Petroleum Co. — Class A	2,156,434
38,505	Complete Production Services, Inc.[1]	1,075,830
107,815	Gulfport Energy Corp.[1]	2,581,091
24,737	Oil States International, Inc.[1]	1,676,179
89,845	Stone Energy Corp.[1]	2,088,896

		9,578,430

	Pharmaceuticals — 2.6%
60,441	Nu Skin Enterprises, Inc. — Class A	1,818,065
80,277	Parexel International Corp.[1]	1,863,229

		3,681,294

	Real Estate Investment Trusts — 4.3%
72,693	Ashford Hospitality Trust, Inc.[1]	708,757
93,696	Colonial Properties Trust	1,798,026
54,141	DuPont Fabros Technology, Inc.	1,240,912
29,521	Entertainment Properties Trust	1,358,852
119,366	Glimcher Realty Trust	1,051,614

		6,158,161

	Restaurants — 2.2%
32,904	Buffalo Wild Wings, Inc.[1]	1,440,208
101,864	Texas Roadhouse, Inc.[1,2]	1,692,980

		3,133,188

	Retailers — 0.8%
38,855	Perry Ellis International, Inc.[1]	1,093,768

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Technology — 0.8%
24,387	MICROS Systems, Inc.[1]	$1,115,461

	Telecommunications — 3.6%
46,206	GeoEye, Inc.[1]	1,844,543
36,872	j2 Global Communications, Inc.[1,2]	1,017,667
149,003	MasTec, Inc.[1,2]	2,267,826

		5,130,036

	Telephone Systems — 1.5%
241,533	Brightpoint, Inc.[1]	2,191,912

	Textiles, Clothing & Fabrics — 2.1%
24,027	Deckers Outdoor Corp.[1]	1,763,341
35,821	G-III Apparel Group, Ltd.[1]	1,249,795

		3,013,136

	TOTAL COMMON STOCKS (Cost $105,649,981)	139,471,343

Face
Amount

REPURCHASE AGREEMENT* — 2.1%
$3,016,139	With State Street Bank and Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $3,016,140, due 2/1/11, (collateralized by a FHR security with a par value of $2,972,726, coupon rate of 3.500%, due 11/15/40, market value of $3,081,493)	3,016,139

	TOTAL REPURCHASE AGREEMENT (Cost $3,016,139)	3,016,139

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 10.4%
14,827,200	State Street Navigator Securities Lending Prime Portfolio	14,827,200

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $14,827,200)	14,827,200

TOTAL INVESTMENTS (Cost $123,493,320)[3]	110.2%	$157,314,682
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.2)	(14,573,601)

NET ASSETS	100.0%	$142,741,081

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $124,050,789.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.0%

	Aerospace & Defense — 3.6%
19,820	Raytheon Co.	$990,802
54,885	Textron, Inc.	1,442,926

		2,433,728

	Banking — 14.7%
25,690	BB&T Corp.	710,072
36,210	Capital One Financial Corp.	1,743,873
17,754	Comerica, Inc.	678,203
75,353	Discover Financial Services	1,551,518
80,940	KeyCorp	720,366
35,230	PNC Financial Services Group, Inc.	2,113,800
79,295	Wells Fargo & Co.	2,570,744

		10,088,576

	Beverages, Food & Tobacco — 1.6%
32,895	Archer-Daniels-Midland Co.	1,074,680

	Building Materials — 1.8%
48,640	Lowe’s Cos., Inc.	1,206,272

	Commercial Services — 5.7%
49,325	Cintas Corp.	1,384,060
30,395	Jacobs Engineering Group, Inc.[1]	1,561,391
16,820	Quest Diagnostics, Inc.	957,899

		3,903,350

	Communications — 2.0%
28,710	Harris Corp.	1,336,163

	Computers & Information — 1.8%
91,195	Dell, Inc.[1]	1,200,126

	Electric Utilities — 1.0%
24,860	Ameren Corp.	705,278

	Electronic Technology — 1.3%
37,065	NVIDIA Corp.[1]	886,595

	Electronics — 1.5%
95,650	MEMC Electronic Materials, Inc.[1,2]	1,060,759

	Energy — 1.6%
13,540	Exxon Mobil Corp.	1,092,407

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 9.3%
183,500	Bank of America Corp.	$2,519,455
64,125	JPMorgan Chase & Co.	2,881,777
28,915	Legg Mason, Inc.	957,954

		6,359,186

	Forest Products & Paper — 1.3%
32,075	MeadWestvaco Corp.	918,307

	Health Care Providers — 1.0%
11,975	Express Scripts, Inc.[1]	674,552

	Heavy Machinery — 1.1%
46,495	Applied Materials, Inc.	729,507

	Insurance — 8.1%
49,735	Allstate Corp. (The)	1,548,748
46,420	Hartford Financial Services Group, Inc. (The)	1,289,547
12,546	Torchmark Corp.	781,616
47,435	UnitedHealth Group, Inc.	1,947,207

		5,567,118

	Media — Broadcasting & Publishing — 1.0%
18,190	McGraw-Hill Cos. (The), Inc.	709,046

	Medical Supplies — 4.9%
7,115	Becton Dickinson & Co.	590,189
26,440	Covidien PLC	1,255,107
15,095	St Jude Medical, Inc.[1]	611,348
16,190	Stryker Corp.	931,896

		3,388,540

	Metals & Mining — 4.9%
97,660	Alcoa, Inc.	1,618,226
14,785	Newmont Mining Corp.	814,210
15,595	United States Steel Corp.	899,364

		3,331,800

	Oil & Gas — 13.5%
26,775	Chevron Corp.	2,541,751
14,410	Diamond Offshore Drilling, Inc.	1,033,341

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil & Gas — (Continued)

29,940	Ultra Petroleum Corp.[1]	$1,429,036
80,945	Valero Energy Corp.	2,052,765
92,410	Weatherford International, Ltd.[1]	2,191,965

		9,248,858

	Pharmaceuticals — 1.2%
17,855	Abbott Laboratories	806,332

	Process Industries — 4.6%
155,370	General Electric Co.	3,129,152

	Retailers — 8.1%
38,280	Best Buy Co., Inc.	1,301,520
37,145	J.C. Penney Co., Inc. (Holding Co.)	1,191,240
41,660	Staples, Inc.	929,434
21,495	Wal-Mart Stores, Inc.	1,205,225
22,725	Walgreen Co.	918,999

		5,546,418

	Software — 1.5%
25,110	Autodesk, Inc.[1,2]	1,021,475

	Technology — 1.0%
32,320	Intel Corp.	693,587

	Transportation — 0.9%
13,470	Carnival Corp.	602,244

	TOTAL COMMON STOCKS (Cost $58,173,795)	67,714,056

Face
Amount

REPURCHASE AGREEMENT* — 4.8%
$3,287,362	With State Street Bank and Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $3,287,363 due 2/1/11 (collateralized by a FHR security with a par value of $3,234,881 coupon rate of 3.500% due 11/15/40, market value of $3,353,238)	3,287,362

	TOTAL REPURCHASE AGREEMENT (Cost $3,287,362)	3,287,362

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Face
Amount		Value

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 2.4%
$1,680,290	State Street Navigator Securities Lending Prime Portfolio	$1,680,290

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,680,290)	1,680,290

TOTAL INVESTMENTS (Cost $63,141,447)[3]	106.2%	$72,681,708
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.2)	(4,253,644)

NET ASSETS	100.0%	$68,428,064

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $63,345,236.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	United Kingdom — 24.3%
74,605	AstraZeneca PLC	$3,637,284
860,700	Aviva PLC	6,121,098
647,241	BAE Systems PLC	3,545,515
337,961	BG Group PLC	7,583,373
200,347	BHP Billiton PLC	7,650,013
709,556	FirstGroup PLC	4,256,826
234,831	GlaxoSmithKline PLC	4,240,194
148,167	Imperial Tobacco Group PLC	4,229,364
716,202	Prudential PLC	7,761,184
605,534	Rexam PLC	3,311,162
467,178	Rolls-Royce Group PLC[1]	4,773,723
301,853	Royal Dutch Shell PLC	10,518,203
219,064	Scottish & Southern Energy PLC	4,066,923
410,000	Smith & Nephew PLC	4,575,631
879,508	TUI Travel PLC[2]	3,563,392
1,122,550	Wm Morrison Supermarkets PLC	4,789,442
289,297	Xstrata PLC	6,407,389

		91,030,716

	Japan — 15.1%
101,800	Aisin Seiki Co, Ltd.	3,867,071
49,900	Astellas Pharma, Inc.	1,906,326
226	Central Japan Railway Co.	1,908,745
1,255,300	Chuo Mitsui Trust Holdings, Inc.	5,045,036
59,200	Daito Trust Construction Co., Ltd.	4,158,371
659,000	Fujitsu, Ltd.	4,105,798
741	Japan Tobacco, Inc.	2,787,515
161,000	JGC Corp.	3,937,745
429,500	Konica Minolta Holdings, Inc.	4,150,598
142,000	Mitsubishi Corp.	3,964,191
275,000	Nippon Electric Glass Co, Ltd.	4,147,041
576,000	NKSJ Holdings, Inc.[1]	3,932,131
111,600	Nomura Research Institute, Ltd.[2]	2,429,119
32,400	Shimamura Co., Ltd.	2,901,826
94,100	Square Enix Holdings Co, Ltd.[2]	1,641,077
72,000	Tokyo Electron, Ltd.	4,706,944
53,000	Toyo Suisan Kaisha, Ltd.	1,130,890

		56,720,424

	Germany — 10.9%
46,221	Allianz AG	6,425,054
95,106	BASF SE	7,321,642
54,953	Deutsche Bank AG	3,249,373
240,984	Deutsche Lufthansa AG1	5,063,400

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

118,277	GEA Group AG	$3,372,474
113,733	Hannover Rueckversicherung AG	6,360,893
64,088	Metro AG	4,515,066
20,770	SMA Solar Technology AG	2,075,345
15,400	Volkswagen AG	2,342,834

		40,726,081

	France — 10.1%
230,173	AXA	4,871,326
81,222	BNP Paribas	6,062,291
53,642	Casino Guichard Perrachon	5,238,053
8,817	Christian Dior SA	1,210,081
55,837	Compagnie de Saint-Gobain	3,220,941
67,975	LaFarge SA	4,034,183
72,873	Sanofi-Aventis	4,980,338
80,000	Societe Generale	5,167,445
32,419	Wendel	3,236,510

		38,021,168

	Switzerland — 7.5%
136,461	Credit Suisse Group AG	6,092,239
135,234	Novartis AG	7,528,453
45,653	Roche Holding AG	6,945,554
28,071	Zurich Financial Services AG	7,675,062

		28,241,308

	Spain — 5.1%
576,285	Banco Bilbao Vizcaya Argentaria SA2	7,066,001
531,320	Banco Santander SA	6,505,563
225,343	Telefonica SA	5,641,570

		19,213,134

	Australia — 4.8%
1,978,980	BlueScope Steel, Ltd.	4,213,845
1,280,988	Mount Gibson Iron, Ltd.[1]	2,712,587
694,461	Myer Holdings, Ltd.	2,525,149
199,024	National Australia Bank, Ltd.	4,910,847
592,161	Toll Holdings, Ltd.[2]	3,477,236

		17,839,664

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Netherlands — 3.7%
313,000	Koninklijke Ahold N.V.	$4,239,551
379,908	Reed Elsevier N.V.	4,940,785
149,816	SBM Offshore N.V.	3,568,736
40,069	TNT N.V., ADR	1,089,877

		13,838,949

	China — 2.7%
9,994,600	Bank of China, Ltd.	5,220,791
123,000	Netease.com, Inc., ADR[1]	4,961,820

		10,182,611

	Norway — 2.4%
43,473	StatoilHydro ASA	1,056,412
278,000	Telenor ASA	4,286,538
157,018	TGS Nopec Geophysical Co. ASA	3,705,483

		9,048,433

	Brazil — 1.8%
205,315	Cia Paranaense de Energia, Sponsored ADR	5,254,011
119,800	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	1,442,392

		6,696,403

	Italy — 1.7%
298,125	ACEA SPA[1]	3,379,022
175,858	Fiat Industrial SPA[1]	1,603,568
175,858	Fiat SPA	1,341,258

		6,323,848

	Singapore — 1.7%
1,075,000	SembCorp Industries, Ltd.	4,353,304
807,000	Singapore Telecommunications, Ltd.	1,966,753

		6,320,057

	Hong Kong — 1.4%
819,500	CNOOC, Ltd.	1,826,286
285,700	Hutchison Whampoa, Ltd.	3,345,377

		5,171,663

	Canada — 1.0%
157,076	Nexen, Inc.	3,945,135

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Mexico — 0.9%
62,500	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	$3,316,875

	Greece — 0.9%
201,986	Public Power Corp.	3,296,950

	South Africa — 0.8%
167,000	MTN Group, Ltd.	2,862,209

	Bermuda — 0.7%
79,388	Seadrill, Ltd.	2,614,560

	Panama — 0.7%
45,400	Copa Holdings SA — Class A	2,553,750

	Sweden — 0.5%
72,300	Assa Abloy AB — Class B	1,967,388

	Cayman Islands — 0.5%
75,300	Trina Solar, Ltd., ADR[1]	1,963,071

	TOTAL COMMON STOCKS (Cost $296,929,036)	371,894,397

Face
Amount

REPURCHASE AGREEMENT* — 1.7%
$6,178,088	With State Street Bank and Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $6,178,090, due 2/1/11 (collateralized by a FHR security with a par value of $6,083,949, coupon rate of 3.500% due 11/15/40, market value of $6,306,549)	6,178,088

	TOTAL REPURCHASE AGREEMENT (Cost $6,178,088)	6,178,088

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Face
Amount		Value

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 1.7%
$6,231,133	State Street Navigator Securities Lending Prime Portfolio	$6,231,133

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $6,231,133)	6,231,133

TOTAL INVESTMENTS (Cost $309,338,257)[3]	102.6%	$384,303,618
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.6)	(9,577,700)

NET ASSETS	100.0%	$374,725,918

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $313,430,731.
Abbreviations:
ADR — American Depositary Receipt
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.6%

	United Kingdom — 23.8%
21,166	AstraZeneca PLC	$1,031,925
205,086	Aviva PLC	1,458,524
162,089	BAE Systems PLC	887,906
79,657	BG Group PLC	1,787,392
60,180	BHP Billiton PLC	2,297,902
176,748	FirstGroup PLC	1,060,361
55,205	GlaxoSmithKline PLC	996,802
40,665	Imperial Tobacco Group PLC	1,160,765
205,868	Prudential PLC	2,230,906
155,991	Rexam PLC	852,985
98,470	Rolls-Royce Group PLC[1]	1,006,187
74,906	Royal Dutch Shell PLC	2,610,133
52,405	Scottish & Southern Energy PLC	972,899
101,000	Smith & Nephew PLC	1,127,167
231,291	TUI Travel PLC[2]	937,093
286,930	Wm Morrison Supermarkets PLC	1,224,208
87,421	Xstrata PLC	1,936,212

		23,579,367

	Japan — 14.1%
20,000	Aisin Seiki Co, Ltd.	759,739
13,600	Astellas Pharma, Inc.	519,560
40	Central Japan Railway Co.[2]	337,831
282,200	Chuo Mitsui Trust Holdings, Inc.	1,134,158
11,100	Daito Trust Construction Co., Ltd.	779,695
164,000	Fujitsu, Ltd.	1,021,777
202	Japan Tobacco, Inc.	759,889
42,000	JGC Corp.	1,027,238
104,500	Konica Minolta Holdings, Inc.	1,009,866
37,200	Mitsubishi Corp.	1,038,506
69,000	Nippon Electric Glass Co, Ltd.	1,040,530
170,000	NKSJ Holdings, Inc.[1]	1,160,525
28,800	Nomura Research Institute, Ltd.[2]	626,869
8,800	Shimamura Co., Ltd.	788,150
24,300	Square Enix Holdings Co, Ltd.[2]	423,785
19,100	Tokyo Electron, Ltd.	1,248,648
14,000	Toyo Suisan Kaisha, Ltd.	298,726

		13,975,492

	Germany — 10.9%
12,014	Allianz AG	1,670,033
23,912	BASF SE	1,840,842
21,083	Deutsche Bank AG	1,246,639
63,486	Deutsche Lufthansa AG1	1,333,927

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

26,033	GEA Group AG	$742,288
29,358	Hannover Rueckversicherung AG	1,641,943
16,298	Metro AG	1,148,211
5,432	SMA Solar Technology AG	542,767
4,000	Volkswagen AG	608,528

		10,775,178

	France — 10.6%
64,119	AXA	1,356,999
22,944	BNP Paribas	1,712,507
14,970	Casino Guichard Perrachon	1,461,796
2,351	Christian Dior SA	322,661
14,547	Compagnie de Saint-Gobain	839,139
18,618	LaFarge SA	1,104,942
19,893	Sanofi-Aventis	1,359,541
20,000	Societe Generale	1,291,861
10,330	Wendel	1,031,283

		10,480,729

	Switzerland — 7.3%
33,629	Credit Suisse Group AG	1,501,351
34,598	Novartis AG	1,926,065
11,608	Roche Holding AG	1,766,017
7,416	Zurich Financial Services AG	2,027,654

		7,221,087

	Australia — 5.0%
492,893	BlueScope Steel, Ltd.	1,049,518
334,957	Mount Gibson Iron, Ltd.[1]	709,296
233,048	Myer Holdings, Ltd.	847,392
57,219	National Australia Bank, Ltd.	1,411,859
165,974	Toll Holdings, Ltd.	974,618

		4,992,683

	Spain — 5.0%
151,067	Banco Bilbao Vizcaya Argentaria SA	1,852,277
126,908	Banco Santander SA	1,553,881
61,005	Telefonica SA	1,527,289

		4,933,447

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Netherlands — 4.5%
81,900	Koninklijke Ahold N.V.	$1,109,327
107,627	Reed Elsevier N.V.	1,399,712
49,087	SBM Offshore N.V.	1,169,291
29,105	TNT N.V.	786,558

		4,464,888

	China — 2.7%
2,599,273	Bank of China, Ltd.	1,357,759
32,300	Netease.com, Inc., ADR[1]	1,302,982

		2,660,741

	Norway — 2.4%
10,378	StatoilHydro ASA	252,190
74,687	Telenor ASA	1,151,614
40,857	TGS Nopec Geophysical Co. ASA	964,188

		2,367,992

	Brazil — 1.8%
50,510	Cia Paranaense de Energia, Sponsored ADR	1,292,551
39,800	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	479,192

		1,771,743

	Italy — 1.8%
90,913	ACEA SPA[1]	1,030,430
38,130	Fiat Industrial SPA[1]	347,690
47,130	Fiat SPA	359,458

		1,737,578

	Singapore — 1.7%
302,990	SembCorp Industries, Ltd.	1,226,984
207,000	Singapore Telecommunications, Ltd.	504,483

		1,731,467

	Hong Kong — 1.5%
256,000	CNOOC, Ltd.	570,505
78,030	Hutchison Whampoa, Ltd.	913,685

		1,484,190

	Canada — 1.0%
41,077	Nexen, Inc.	1,031,694

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Greece — 0.9%
56,664	Public Power Corp.	$924,908

	Bermuda — 0.7%
20,759	Seadrill, Ltd.	683,676

	South Africa — 0.7%
39,000	MTN Group, Ltd.	668,420

	Mexico — 0.6%
11,300	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	599,691

	Panama — 0.6%
10,100	Copa Holdings SA — Class A	568,125

	Sweden — 0.5%
19,730	Assa Abloy AB — Class B	536,882

	Cayman Islands — 0.5%
20,000	Trina Solar, Ltd., ADR[1]	521,400

	TOTAL COMMON STOCKS (Cost $79,016,988)	97,711,378

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$1,014,128	With State Street Bank and Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $1,014,128 due 2/1/11 (collateralized by a FHR security with a par value of $999,153 coupon rate of 3.500%, due 11/15/40, market value of $1,035,710)	1,014,128

	TOTAL REPURCHASE AGREEMENT (Cost $1,014,128)	1,014,128

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Face
Amount		Value

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 2.4%
$2,400,995	State Street Navigator Securities Lending Prime Portfolio	$2,400,995

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,400,995)	2,400,995

TOTAL INVESTMENTS (Cost $82,432,111)[3]	102.1%	$101,126,501
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(2,047,377)

NET ASSETS	100.0%	$99,079,124

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $84,990,465.
Abbreviations:
ADR — American Depositary Receipt
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%

	Auto Components — 2.0%
8,310	Cooper Tire & Rubber Co.	$189,967
4,603	Tenneco Automotive, Inc.[1]	190,242

		380,209

	Biotechnology — 0.5%
17,101	Nabi Biopharmaceuticals[1]	95,766

	Capital Markets — 1.1%
26,299	BGC Partners, Inc. — Class A	213,022

	Chemicals — 2.6%
3,425	Arch Chemicals, Inc.	124,122
756	NewMarket Corp.	95,906
21,511	PolyOne Corp.[1]	282,870

		502,898

	Commercial Banks — 1.9%
4,653	Bank of the Ozarks, Inc.	200,684
3,582	First Financial Bankshares, Inc.	176,664

		377,348

	Commercial Services & Supplies — 1.4%
11,157	Deluxe Corp.	272,789

	Communications Equipment — 4.7%
18,223	Arris Group, Inc.[1]	227,423
8,082	DG FastChannel, Inc.[1,2]	221,527
16,385	Oclaro, Inc.[1,2]	227,424
9,364	Oplink Communications, Inc.[1,2]	232,040

		908,414

	Computers & Peripherals — 1.9%
17,485	STEC, Inc.[1,2]	358,268

	Construction & Engineering — 1.0%
7,108	Insituform Technologies, Inc. — Class A1,2	195,541

	Consumer Finance — 2.6%
4,709	Cash America International, Inc.	189,443
11,509	Ezcorp, Inc. — Class A1	309,592

		499,035

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 1.0%
2,783	Rock-Tenn Co. — Class A	$185,765

	Diversified Consumer Services — 1.3%
6,231	Lincoln Educational Services Corp.	94,088
4,148	Sotheby’s	167,164

		261,252

	Diversified Financial Services — 0.6%
5,839	MarketAxess Holdings, Inc.	117,539

	Diversified Telecommunication Services — 1.0%
12,182	Neutral Tandem, Inc.[1]	184,192

	Electric Utilities — 0.9%
6,747	El Paso Electric Co.[1]	181,832

	Electrical Equipment — 3.8%
6,998	AZZ, Inc.	280,550
9,802	GrafTech International, Ltd.[1]	205,842
7,205	Woodward Governor Co.	242,988

		729,380

	Electronic Equipment, Instruments & Components — 2.5%
3,189	Anixter International, Inc.	201,768
31,737	Brightpoint, Inc.[1]	288,013

		489,781

	Energy Equipment & Services — 1.4%
4,031	Oil States International, Inc.[1]	273,140

	Food Products — 1.4%
4,072	Cal-Maine Foods, Inc.	115,482
3,615	Sanderson Farms, Inc.	148,613

		264,095

	Health Care Equipment & Supplies — 6.0%
20,767	ABIOMED, Inc.[1]	203,517
9,653	Align Technology, Inc.[1]	201,072
3,872	Analogic Corp.	197,743

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)

6,199	Arthrocare Corp.[1,2]	$173,510
5,289	ICU Medical, Inc.[1,2]	206,588
9,553	Immucor, Inc.[1]	188,863

		1,171,293

	Health Care Providers & Services — 5.4%
31,005	AMN Healthcare Services, Inc.[1,2]	179,829
5,750	Catalyst Health Solutions, Inc.[1]	249,550
7,827	Gentiva Health Services, Inc.[1]	180,178
8,829	PSS World Medical, Inc.[1,2]	210,395
9,322	RehabCare Group, Inc.[1]	228,948

		1,048,900

	Health Care Technology — 1.1%
15,233	Omnicell, Inc.[1,2]	212,272

	Hotels, Restaurants & Leisure — 3.9%
5,248	CEC Entertainment, Inc.[1]	193,914
8,118	Cheesecake Factory, Inc. (The)[1,2]	239,562
3,259	Cracker Barrel Old Country Store, Inc.	167,773
33,156	Ruth’s Hospitality Group, Inc.[1,2]	154,507

		755,756

	Internet Software & Services — 3.0%
7,343	j2 Global Communications, Inc.[1,2]	202,667
14,658	Liquidity Services, Inc.[1]	209,170
12,636	Valueclick, Inc.[1,2]	177,030

		588,867

	IT Services — 2.6%
6,859	CSG Systems International, Inc.[1]	133,407
2,950	Mantech International Corp.[1,2]	118,605
3,661	MAXIMUS, Inc.	248,399

		500,411

	Life Sciences Tools & Services — 1.0%
10,930	AMAG Pharmaceuticals, Inc.[1]	194,554

	Machinery — 1.8%
6,382	Actuant Corp. — Class A	176,973
8,516	Briggs & Stratton Corp.	170,064

		347,037

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 0.9%
5,970	Valassis Communications, Inc.[1]	$181,130

	Metals & Mining — 1.3%
16,658	Noranda Aluminum Holding Corp.[1]	246,372

	Oil, Gas & Consumable Fuels — 3.6%
2,364	Petroleum Development Corp.[1,2]	107,586
12,609	Petroquest Energy, Inc.[1]	98,854
15,464	Stone Energy Corp.[1,2]	359,538
3,148	Swift Energy Co.[1]	134,294

		700,272

	Personal Products — 0.7%
5,572	Medifast, Inc.[1]	133,282

	Pharmaceuticals — 4.5%
14,083	Impax Laboratories, Inc.[1,2]	327,007
18,637	Medicines Co. (The)[1,2]	292,228
15,990	Questcor Pharmaceuticals, Inc.[1,2]	247,206

		866,441

	Real Estate Investment Trusts — 6.3%
5,507	Acadia Realty Trust	101,769
9,919	Extra Space Storage, Inc.	190,742
3,573	Home Properties, Inc.	198,945
4,832	LaSalle Hotel Properties	134,185
4,205	National Health Investors, Inc.	192,295
4,132	Post Properties, Inc.	153,008
6,680	Potlatch Corp.	248,162

		1,219,106

	Semiconductors & Semiconductor Equipment — 9.3%
18,987	Applied Micro Circuits Corp.[1,2]	186,832
10,157	ATMI, Inc.[1,2]	209,234
29,847	Entegris, Inc.[1]	228,330
7,815	FEI Co.[1]	212,959
18,451	Integrated Device Technology, Inc.[1]	117,717
17,418	Micrel, Inc.	233,227
17,878	MIPS Technologies, Inc.[1,2]	222,045
18,286	Rudolph Technologies, Inc.[1]	183,957
4,822	Veeco Instruments, Inc.[1,2]	208,600

		1,802,901

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 5.7%
20,615	Lawson Software, Inc.[1]	$193,781
9,223	Quest Software, Inc.[1,2]	238,138
15,368	Take-Two Interactive Software, Inc.[1]	191,716
13,674	TIBCO Software, Inc.[1]	300,554
9,383	Websense, Inc.[1,2]	179,778

		1,103,967

	Specialty Retail — 5.4%
7,812	AnnTaylor Stores Corp.[1,2]	172,801
5,116	Childrens Place[1,2]	214,309
8,051	Collective Brands, Inc.[1]	163,918
5,846	Finish Line, Inc. (The) — Class A	89,970
5,661	Jos. A. Bank Clothiers, Inc.[1,2]	241,895
10,626	OfficeMax, Inc.[1]	170,760

		1,053,653

	Textiles, Apparel & Luxury Goods — 2.5%
3,980	Deckers Outdoor Corp.[1,2]	292,092
7,406	Timberland Co. (The) — Class A1	197,963

		490,055

	Trading Companies & Distributors — 1.0%
5,934	Applied Industrial Techologies, Inc.	187,870

	TOTAL COMMON STOCKS (Cost $14,532,265)	19,294,405

REPURCHASE AGREEMENT* — 0.7%
144,165	With State Street Bank and Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $144,165, due 2/1/11, (collateralized by a FHR security with a par value of $143,443, coupon rate of 3.500%, due 11/15/40, market value of $148,691)	144,165

	TOTAL REPURCHASE AGREEMENT (Cost $144,165)	144,165

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Face
Amount		Value

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 25.6%
$4,960,894	State Street Navigator Securities Lending Prime Portfolio	$4,960,894

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $4,960,894)	4,960,894

TOTAL INVESTMENTS (Cost $19,637,324)[3]	125.9%	$24,399,464
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.9)	(5,021,797)

NET ASSETS	100.0%	$19,377,667

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $19,637,324.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%

	Aerospace & Defense — 4.7%
13,424	Boeing Co. (The)	$932,700
6,481	General Dynamics Corp.	488,667
18,132	ITT Corp.	1,068,337
14,607	Northrop Grumman Corp.	1,012,265
18,832	Raytheon Co.	941,412

		4,443,381

	Airlines — 0.8%
66,117	Southwest Airlines Co.	783,487

	Beverages — 1.9%
26,301	Dr Pepper Snapple Group, Inc.	931,845
18,013	Molson Coors Brewing Co. — Class B	844,269

		1,776,114

	Biotechnology — 2.2%
19,004	Biogen Idec, Inc.[1]	1,244,192
22,196	Gilead Sciences, Inc.[1]	851,882

		2,096,074

	Capital Markets — 3.4%
22,772	Ameriprise Financial, Inc.	1,403,894
26,009	Raymond James Financial, Inc.	942,046
23,703	Waddell & Reed Financial, Inc. — Class A	856,152

		3,202,092

	Chemicals — 3.2%
15,837	Eastman Chemical Co.	1,470,624
7,762	Lubrizol Corp. (The)	834,104
18,000	Valspar Corp. (The)	672,660

		2,977,388

	Communications Equipment — 1.5%
28,196	Juniper Networks, Inc.[1]	1,046,636
68,287	Tellabs, Inc.	361,921

		1,408,557

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 5.4%
4,640	Apple, Inc.[1]	$1,574,445
66,098	EMC Corp.[1]	1,645,179
15,060	Hewlett-Packard Co.	688,091
35,779	Western Digital Corp.[1]	1,217,202

		5,124,917

	Construction & Engineering — 3.3%
32,920	Chicago Bridge & Iron Co. NV1	1,082,739
16,826	Fluor Corp.	1,164,191
28,335	KBR, Inc.	909,553

		3,156,483

	Consumer Finance — 1.6%
28,086	American Express Co.	1,218,371
13,194	Discover Financial Services	271,664

		1,490,035

	Diversified Financial Services — 2.3%
40,315	Moody’s Corp.	1,184,051
39,793	Nasdaq Stock Market, Inc. (The)[1]	974,133

		2,158,184

	Diversified Telecommunication Services — 1.0%
32,556	AT&T, Inc.	895,941

	Electric Utilities — 2.8%
36,040	DPL, Inc.	943,527
12,703	Entergy Corp.	916,776
39,747	Great Plains Energy, Inc.	782,221

		2,642,524

	Electronic Equipment, Instruments & Components — 0.6%
21,456	Molex, Inc.	561,074

	Energy Equipment & Services — 6.3%
23,017	Cameron International Corp.[1]	1,226,806
45,604	Nabors Industries, Ltd.[1]	1,112,738
20,371	National Oilwell Varco, Inc.	1,505,417
39,575	Rowan Cos., Inc.[1]	1,356,631
31,765	Weatherford International, Ltd.[1]	753,466

		5,955,058

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 1.6%
14,327	CVS Caremark Corp.	$489,984
24,232	Walgreen Co.	979,942

		1,469,926

	Food Products — 1.7%
21,118	Hormel Foods Corp.	1,043,229
9,317	JM Smucker Co. (The)	579,145

		1,622,374

	Health Care Providers & Services — 4.4%
8,783	Aetna, Inc.	289,312
24,076	AmerisourceBergen Corp.	863,365
23,996	CIGNA Corp.	1,008,312
46,294	Lincare Holdings, Inc.	1,252,253
9,995	McKesson Corp.	751,324

		4,164,566

	Hotels, Restaurants & Leisure — 1.4%
40,862	Starbucks Corp.	1,288,379

	Insurance — 3.8%
13,606	Aflac, Inc.	783,433
31,783	Lincoln National Corp.	916,622
28,538	Principal Financial Group, Inc.	935,190
39,251	Unum Group	978,920

		3,614,165

	Internet Software & Services — 2.6%
50,206	eBay, Inc.[1]	1,524,254
59,522	Yahoo!, Inc.[1,2]	959,495

		2,483,749

	IT Services — 3.2%
19,178	Accenture PLC — Class A	987,092
13,750	Cognizant Technology Solutions Corp. — Class A1	1,003,062
59,326	Total System Services, Inc.	1,032,866

		3,023,020

	Machinery — 1.3%
25,946	Timken Co. (The)	1,219,981

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 3.2%
44,411	Comcast Corp. — Class A	$1,010,350
13,396	Disney (Walt) Co.	520,703
32,181	News Corp. — Class A	483,359
22,054	Omnicom Group, Inc.	989,783

		3,004,195

	Multi-Utilities — 0.9%
29,423	Ameren Corp.	834,731

	Office Electronics — 1.2%
103,028	Xerox Corp.	1,094,157

	Oil, Gas & Consumable Fuels — 6.5%
17,278	ConocoPhillips	1,234,686
12,777	Exxon Mobil Corp.	1,030,848
18,599	Marathon Oil Corp.	849,974
24,474	Sunoco, Inc.	1,038,921
49,210	Valero Energy Corp.	1,247,966
26,251	Williams Cos., Inc.	708,515

		6,110,910

	Paper & Forest Products — 2.0%
12,386	Domtar Corp.	1,089,101
26,603	MeadWestvaco Corp.	761,644

		1,850,745

	Personal Products — 1.4%
20,688	Herbalife, Ltd.	1,351,547

	Pharmaceuticals — 4.3%
22,948	Eli Lilly & Co.	797,902
37,824	Endo Pharmaceuticals Holdings, Inc.[1]	1,256,513
33,806	Forest Laboratories, Inc.[1]	1,090,582
14,843	Johnson & Johnson	887,166

		4,032,163

	Real Estate Investment Trusts — 2.6%
41,280	Hospitality Properties Trust	1,026,634
28,907	Liberty Property Trust	1,005,096
18,960	Weingarten Realty Investors	464,899

		2,496,629

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 1.0%
19,681	Ryder System, Inc.	$946,263

	Semiconductors & Semiconductor Equipment — 2.8%
55,310	Marvell Technology Group, Ltd.[1]	1,051,443
46,954	Texas Instruments, Inc.	1,592,210

		2,643,653

	Software — 3.6%
76,314	Activision Blizzard, Inc.	861,585
22,554	Adobe Systems, Inc.[1]	745,410
36,642	Microsoft Corp.	1,015,899
43,828	Symantec Corp.[1]	771,811

		3,394,705

	Specialty Retail — 4.3%
47,925	GameStop Corp. — Class A1,2	1,009,780
36,571	PetSmart, Inc.	1,471,617
14,322	Ross Stores, Inc.	933,794
13,749	TJX Cos., Inc. (The)	651,565

		4,066,756

	Textiles, Apparel & Luxury Goods — 0.7%
12,853	Coach, Inc.	695,219

	Thrifts & Mortgage Finance — 1.1%
57,391	New York Community Bancorp, Inc.	1,051,403

	Tobacco — 1.0%
29,348	Reynolds American, Inc.	933,560

	Wireless Telecommunication Services — 2.2%
28,026	Telephone & Data Systems, Inc.	1,001,929
22,171	United States Cellular Corp.[1]	1,080,615

		2,082,544

	TOTAL COMMON STOCKS (Cost $71,596,495)	94,146,649

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.1%
$129,101	With State Street Bank and Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $129,101, due 2/1/11 (collateralized by a FHR security with a par value of $128,604, coupon rate of 3.500%, due 11/15/40, market value of $133,309)	$129,101

	TOTAL REPURCHASE AGREEMENT (Cost $129,101)	129,101

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.0%
1,882,426	State Street Navigator Securities Lending Prime Portfolio	1,882,426

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,882,426)	1,882,426

TOTAL INVESTMENTS (Cost $73,608,022)[3]	101.9%	$96,158,176
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9)	(1,807,764)

NET ASSETS	100.0%	$94,350,412

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $73,608,023.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%

	Aerospace & Defense — 3.0%
7,387	Boeing Co. (The)	$513,249
3,704	Lockheed Martin Corp.	294,838
9,946	United Technologies Corp.	808,610

		1,616,697

	Airlines — 1.8%
79,676	Southwest Airlines Co.	944,161

	Beverages — 1.9%
41,662	Coca-Cola Enterprises, Inc.	1,048,216

	Biotechnology — 0.8%
11,139	Gilead Sciences, Inc.[1]	427,515

	Chemicals — 2.3%
11,641	Lubrizol Corp. (The)	1,250,942

	Communications Equipment — 3.9%
32,026	Juniper Networks, Inc.[1]	1,188,805
20,888	Polycom, Inc.[1]	915,939

		2,104,744

	Computers & Peripherals — 9.9%
3,746	Apple, Inc.[1]	1,271,093
46,376	EMC Corp.[1]	1,154,299
23,146	Hewlett-Packard Co.	1,057,541
43,040	NCR Corp.[1]	705,856
34,024	Western Digital Corp.[1]	1,157,496

		5,346,285

	Construction & Engineering — 2.8%
31,170	Chicago Bridge & Iron Co. NV1	1,025,181
9,227	Jacobs Engineering Group, Inc.[1]	473,991

		1,499,172

	Consumer Finance — 1.0%
12,070	American Express Co.	523,597

	Diversified Consumer Services — 0.5%
5,473	DeVry, Inc.	285,198

	Diversified Financial Services — 1.7%
30,278	Moody’s Corp.	889,265

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Telecommunication Services — 1.2%
68,607	Frontier Communications Corp.	$629,126

	Energy Equipment & Services — 4.9%
51,518	Nabors Industries, Ltd.[1]	1,257,039
57,792	Weatherford International, Ltd.[1]	1,370,826

		2,627,865

	Food & Staples Retailing — 1.7%
16,707	Wal-Mart Stores, Inc.	936,761

	Health Care Equipment & Supplies — 0.8%
10,191	St Jude Medical, Inc.[1]	412,736

	Health Care Providers & Services — 6.1%
29,026	AmerisourceBergen Corp.	1,040,872
20,768	Cardinal Health, Inc.	862,080
39,942	Lincare Holdings, Inc.	1,080,431
4,197	McKesson Corp.	315,489

		3,298,872

	Hotels, Restaurants & Leisure — 3.5%
48,795	Brinker International, Inc.	1,148,146
23,090	Starbucks Corp.	728,028

		1,876,174

	Internet Software & Services — 6.3%
24,744	Akamai Technologies, Inc.[1]	1,195,630
35,635	eBay, Inc.[1]	1,081,879
69,835	Yahoo!, Inc.[1]	1,125,740

		3,403,249

	IT Services — 4.3%
21,347	Accenture PLC — Class A	1,098,730
16,596	Cognizant Technology Solutions Corp. — Class A1	1,210,678

		2,309,408

	Life Sciences Tools & Services — 2.0%
20,177	Life Technologies Corp.[1]	1,095,409

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 4.2%
17,463	Dover Corp.	$1,119,378
24,185	Timken Co. (The)	1,137,179

		2,256,557

	Media — 2.1%
18,905	DIRECTV — Class A1	801,383
6,954	Omnicom Group, Inc.	312,095

		1,113,478

	Metals & Mining — 2.2%
10,808	Freeport-McMoran Copper & Gold Inc.	1,175,370

	Multi-line Retail — 0.6%
6,811	Dollar Tree, Inc.[1]	344,500

	Oil, Gas & Consumable Fuels — 6.4%
18,410	ConocoPhillips	1,315,579
9,317	Exxon Mobil Corp.	751,695
50,802	Williams Cos., Inc.	1,371,146

		3,438,420

	Paper & Forest Products — 1.3%
24,292	International Paper Co.	701,553

	Personal Products — 1.8%
14,743	Herbalife, Ltd.	963,160

	Real Estate Investment Trusts — 0.9%
18,201	Apartment Investment & Management Co. — Class A	465,218

	Semiconductors & Semiconductor Equipment — 5.0%
40,672	Applied Materials, Inc.	638,144
29,145	Broadcom Corp. — Class A	1,314,148
34,258	Intel Corp.	735,176

		2,687,468

	Software — 5.1%
88,697	Activision Blizzard, Inc.	1,001,389
16,059	Autodesk, Inc.[1]	653,280
39,134	Microsoft Corp.	1,084,990

		2,739,659

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 6.2%
10,533	Bed Bath & Beyond, Inc.[1]	$505,584
9,245	Best Buy Co., Inc.	314,330
31,589	PetSmart, Inc.	1,271,141
5,398	Ross Stores, Inc.	351,950
19,232	TJX Cos., Inc. (The)	911,404

		3,354,409

	Textiles, Apparel & Luxury Goods — 1.3%
13,174	Coach, Inc.	712,582

	Tobacco — 2.4%
44,232	Altria Group, Inc.	1,039,895
4,547	Philip Morris International, Inc.	260,270

		1,300,165

	TOTAL COMMON STOCKS (Cost $41,341,727)	53,777,931

REPURCHASE AGREEMENT* — 0.7%
$391,965	With State Street Bank and Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $391,965, due 2/1/11, (collateralized by a FHR security with a par value of $385,811, coupon rate of 3.500%, due 11/15/40, market value of $399,928)	391,965

	TOTAL REPURCHASE AGREEMENT (Cost $391,965)	391,965

TOTAL INVESTMENTS (Cost $41,733,692)[2]	100.6%	$54,169,896
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(335,319)

NET ASSETS	100.0%	$53,834,577

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $41,755,305.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 95.6%

	Aerospace & Defense — 3.1%
1,820	General Dynamics Corp.	$137,228
2,440	Northrop Grumman Corp.[1]	169,092

		306,320

	Air Freight & Logistics — 1.0%
1,920	Atlas Air Worldwide Holdings, Inc.[1,2]	97,555

	Airlines — 0.3%
2,620	Southwest Airlines Co.	31,047

	Auto Components — 1.0%
1,660	TRW Automotive Holdings Corp.[2]	99,036

	Beverages — 0.5%
2,640	Constellation Brands, Inc.[2]	50,741

	Biotechnology — 1.4%
900	Cephalon, Inc.[1,2]	53,172
4,500	Myriad Genetics, Inc.[2]	89,820

		142,992

	Capital Markets — 2.1%
1,620	Ameriprise Financial, Inc.	99,873
3,100	Raymond James Financial, Inc.[1]	112,282

		212,155

	Chemicals — 3.2%
1,060	Cabot Corp.	45,845
1,060	Lubrizol Corp. (The)	113,908
1,140	Minerals Technologies, Inc.[1]	71,843
980	PPG Industries, Inc.[1]	82,594

		314,190

	Commercial Banks — 4.9%
3,660	Community Bank System, Inc.[1]	92,525
4,400	First Commonwealth Financial Corp.[1]	28,292
5,620	First Financial Bancorp[1]	94,978
9,540	FNB Corp.[1]	96,354
11,520	Huntington Bancshares, Inc.[1]	83,405
4,940	International Bancshares Corp.[1]	93,711

		489,265

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 2.5%
8,022	R.R. Donnelley & Sons Co.	$142,150
10,160	Steelcase, Inc. — Class A1	103,835

		245,985

	Communications Equipment — 0.9%
16,720	Tellabs, Inc.[1]	88,616

	Computers & Peripherals — 2.2%
500	Apple, Inc.[2]	169,660
3,360	Dell, Inc.[2]	44,218

		213,878

	Construction & Engineering — 1.2%
3,796	KBR, Inc.	121,852

	Consumer Finance — 1.0%
3,560	Ezcorp, Inc. — Class A2	95,764

	Diversified Telecommunication Services — 0.3%
1,860	Neutral Tandem, Inc.[2]	28,123

	Electric Utilities — 1.6%
4,000	Edison International	145,120
680	PPL Corp.[1]	17,537

		162,657

	Electronic Equipment, Instruments & Components — 4.9%
9,540	AVX Corp.	149,587
8,220	Ingram Micro, Inc. — Class A2	162,263
2,700	Jabil Circuit, Inc.	54,567
2,500	Tech Data Corp.[1,2]	117,275

		483,692

	Energy Equipment & Services — 1.7%
2,000	Atwood Oceanics, Inc.[1,2]	80,840
2,680	Rowan Cos., Inc.[1,2]	91,870

		172,710

	Food & Staples Retailing — 1.1%
100	Costco Wholesale Corp.	7,184
4,680	Safeway, Inc.[1]	96,829

		104,013

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 1.0%
920	Hormel Foods Corp.[1]	$45,448
3,340	Tyson Foods, Inc. — Class A	54,943

		100,391

	Gas Utilities — 1.3%
2,300	Energen Corp.[1]	128,570

	Health Care Equipment & Supplies — 1.7%
3,040	Align Technology, Inc.[1,2]	63,323
1,780	Zimmer Holdings, Inc.[2]	105,305

		168,628

	Health Care Providers & Services — 2.9%
4,980	Aetna, Inc.	164,041
3,000	CIGNA Corp.	126,060

		290,101

	Hotels, Restaurants & Leisure — 2.2%
5,020	Ruby Tuesday, Inc.[1,2]	67,670
2,380	Starbucks Corp.	75,041
2,620	Wyndham Worldwide Corp.	73,701

		216,412

	Household Durables — 2.0%
4,460	American Greetings Corp. — Class A1	96,916
5,440	Newell Rubbermaid, Inc.	104,720

		201,636

	Independent Power Producers & Energy Traders — 1.4%
4,340	Constellation Energy Group, Inc.	139,965

	Insurance — 3.1%
1,080	Aflac, Inc.	62,186
1,940	American Financial Group, Inc.	63,108
1,020	Chubb Corp. (The)	59,089
2,900	Progressive Corp. (The)	57,449
2,680	Unum Group[1]	66,839

		308,671

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 2.3%
2,494	AOL, Inc.[1,2]	$58,659
5,560	eBay, Inc.[2]	168,802

		227,461

	IT Services — 4.9%
2,500	Amdocs, Ltd.[2]	72,850
1,540	MAXIMUS, Inc.	104,489
8,940	SAIC, Inc.[1,2]	148,136
3,700	Sapient Corp.[1]	44,215
5,340	TeleTech Holdings, Inc.[1,2]	114,329

		484,019

	Life Sciences Tools & Services — 2.5%
5,060	Pharmaceutical Product Development, Inc.	147,448
1,740	Thermo Fisher Scientific, Inc.[2]	99,650

		247,098

	Machinery — 2.5%
1,720	AGCO Corp.[2]	87,204
3,680	Crane Co.	163,429

		250,633

	Media — 4.9%
4,240	CBS Corp. — Class B1	84,079
4,400	Comcast Corp. — Class A	100,100
2,360	DIRECTV — Class A2	100,041
8,680	Gannett Co., Inc.[1]	127,943
2,300	Time Warner, Inc.	72,335

		484,498

	Multi-line Retail — 1.7%
1,938	Dollar Tree, Inc.[2]	98,024
2,920	Macy’s, Inc.	67,598

		165,622

	Oil, Gas & Consumable Fuels — 5.1%
1,860	Chevron Corp.	176,570
1,820	ConocoPhillips	130,057
920	Consol Energy, Inc.	45,724

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

600	Devon Energy Corp.	$53,214
660	Murphy Oil Corp.	43,758
2,020	Valero Energy Corp.	51,227

		500,550

	Paper & Forest Products — 4.2%
1,440	Domtar Corp.[1]	126,619
6,320	International Paper Co.	182,522
3,640	MeadWestvaco Corp.	104,213

		413,354

	Pharmaceuticals — 1.9%
3,140	Forest Laboratories, Inc.[2]	101,297
3,380	Medicis Pharmaceutical Corp. — Class A1	85,953

		187,250

	Professional Services — 1.2%
5,120	Korn/Ferry International[1,2]	119,808

	Real Estate Investment Trusts — 1.8%
1,340	Apartment Investment & Management Co. — Class A	34,250
7,080	Brandywine Realty Trust[1]	82,128
3,340	CBL & Associates Properties, Inc.[1]	56,981

		173,359

	Semiconductors & Semiconductor Equipment — 5.6%
6,960	Applied Materials, Inc.	109,202
7,920	Intel Corp.	169,963
5,380	Intersil Corp. — Class A1	81,346
5,620	Texas Instruments, Inc.[1]	190,574

		551,085

	Software — 1.1%
9,740	Compuware Corp.[1,2]	104,413

	Specialty Retail — 1.6%
2,820	Ltd. Brands, Inc.[1]	82,457
1,560	TJX Cos., Inc. (The)	73,928

		156,385

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Apparel & Luxury Goods — 1.8%
2,660	Carter’s, Inc.[1,2]	$73,682
2,000	Warnaco Group (The), Inc.[1,2]	102,160

		175,842

	Thrifts & Mortgage Finance — 1.0%
6,860	Provident Financial Services, Inc.[1]	100,499

	Wireless Telecommunication Services — 1.0%
2,640	Telephone & Data Systems, Inc.[1]	94,380

	TOTAL COMMON STOCKS (Cost $7,833,303)	9,451,221

Face
Amount

REPURCHASE AGREEMENT* — 3.7%
$366,244	With State Street Bank & Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $366,244 due 2/1/11, (collateralized by a FHR security with a par value of $361,080, coupon rate of 3.500%, due 11/15/40, market value of $374,291)	366,244

	TOTAL REPURCHASE AGREEMENTS (Cost $366,244)	366,244

INVESTMENT OF SECURITY LENDING COLLATERAL* — 27.5%
2,724,479	State Street Navigator Securities Lending Prime Portfolio	2,724,479

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,724,479)	2,724,479

TOTAL LONG INVESTMENTS (Cost $10,924,026)	126.8%	$12,541,944

Shares

COMMON STOCKS SOLD SHORT* — (59.5)%

	Biotechnology — (3.0)%
(5,620)	Human Genome Sciences, Inc.[2]	(136,341)
(4,076)	Vertex Pharmaceuticals, Inc.[2]	(158,516)

		(294,857)

	Building Products — (0.9)%
(1,900)	Lennox International, Inc.	(93,366)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Capital Markets — (2.4)%
(3,015)	Northern Trust Corp.	$(156,720)
(1,880)	Piper Jaffray Cos.[2]	(78,584)

		(235,304)

	Chemicals — (1.8)%
(2,360)	Monsanto Co.	(173,177)

	Commercial Banks — (3.2)%
(3,060)	FirstMerit Corp.	(56,059)
(4,460)	Hancock Holding Co.	(146,288)
(1,840)	MB Financial, Inc.	(36,175)
(6,860)	Oriental Financial Group	(81,085)

		(319,607)

	Communications Equipment — (3.1)%
(6,000)	Ixia[2]	(94,380)
(2,240)	Loral Space & Communications, Inc.[2]	(166,813)
(4,280)	Tekelec[2]	(49,113)

		(310,306)

	Distributors — (0.4)%
(1,660)	LKQ Corp.[2]	(40,106)

	Diversified Financial Services — (1.0)%
(3,140)	Pico Holdings, Inc.[2]	(97,277)

	Diversified Telecommunication Services — (0.3)%
(3,120)	Alaska Communications Systems Group, Inc.	(28,704)

	Electrical Equipment — (1.6)%
(2,840)	Acuity Brands, Inc.	(156,768)

	Electronic Equipment, Instruments & Components — (0.9)%
(4,440)	Checkpoint Systems, Inc.[2]	(91,775)

	Energy Equipment & Services — (1.1)%
(1,560)	Lufkin Industries, Inc.	(104,083)

	Food Products — (0.7)%
(3,380)	Snyders-Lance, Inc.	(70,101)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Gas Utilities — (2.7)%
(3,592)	EQT Corp.	$(173,098)
(500)	National Fuel Gas Co.	(34,170)
(1,380)	New Jersey Resources Corp.	(57,905)

		(265,173)

	Health Care Equipment & Supplies — (2.9)%
(2,380)	Beckman Coulter, Inc.	(171,384)
(1,960)	DexCom, Inc.[2]	(27,646)
(3,780)	NxStage Medical, Inc.[2]	(90,871)

		(289,901)

	Hotels, Restaurants & Leisure — (1.5)%
(5,060)	International Speedway Corp. — Class A	(146,386)

	Household Durables — (3.1)%
(180)	NVR, Inc.[2]	(137,700)
(8,580)	Toll Brothers, Inc.[2]	(173,659)

		(311,359)

	Industrial Conglomerates — (1.2)%
(1,320)	3M Co.	(116,054)

	Internet Software & Services — (2.6)%
(4,680)	GSI Commerce, Inc.[2]	(107,827)
(4,800)	SAVVIS, Inc.[2]	(147,696)

		(255,523)

	Machinery — (0.9)%
(1,380)	Lincoln Electric Holdings, Inc.	(93,454)

	Media — (3.0)%
(4,480)	DreamWorks Animation SKG, Inc. — Class A2	(125,753)
(2,560)	Liberty Media Corp. — Capital Series A2	(168,090)

		(293,843)

	Metals & Mining — (3.1)%
(1,120)	Compass Minerals International, Inc.	(102,894)
(3,300)	Nucor Corp.	(151,503)
(1,860)	RTI International Metals, Inc.[2]	(53,736)

		(308,133)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Oil, Gas & Consumable Fuels — (1.4)%
(600)	EOG Resources, Inc.	$(63,834)
(1,520)	Range Resources Corp.	(75,802)

		(139,636)

	Pharmaceuticals — (1.4)%
(3,380)	Salix Pharmaceuticals, Ltd.[2]	(138,479)

	Professional Services — (2.8)%
(2,066)	Dun & Bradstreet Corp. (The)	(175,507)
(1,800)	Towers Watson & Co. — Class A	(98,154)

		(273,661)

	Semiconductors & Semiconductor Equipment — (3.0)%
(7,400)	Monolithic Power Systems, Inc.[2]	(108,558)
(2,740)	Netlogic Microsystems, Inc.[2]	(95,516)
(3,580)	Volterra Semiconductor Corp.[2]	(88,963)

		(293,037)

	Software — (3.6)%
(1,440)	Ariba, Inc.[2]	(40,449)
(5,520)	Bottomline Technologies, Inc.[2]	(126,574)
(1,560)	Concur Technologies, Inc.[2]	(79,607)
(3,640)	Taleo Corp. — Class A2	(107,234)

		(353,864)

	Specialty Retail — (1.3)%
(23,200)	Bebe Stores, Inc.	(130,268)

	Textiles, Apparel & Luxury Goods — (0.4)%
(720)	Columbia Sportswear Co.	(43,906)

	Thrifts & Mortgage Finance — (2.5)%
(9,780)	People’s United Financial, Inc.	(126,260)
(7,060)	Washington Federal, Inc.	(122,067)

		(248,327)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Water and Sewer — (1.7)%
(2,880)	American States Water Co.	$(97,920)
(1,861)	California Water Service Group	(67,926)

		(165,846)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(5,656,468))	(5,882,281)

TOTAL SHORT INVESTMENTS (Proceeds $(5,656,468))	(59.5)%	$(5,882,281)

TOTAL INVESTMENTS (Cost $5,267,558)[3]	67.3%	$6,659,663
OTHER ASSETS IN EXCESS OF LIABILITIES	32.7	3,230,893

NET ASSETS	100.0%	$9,890,556

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $5,338,346.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 124.2%

	Aerospace & Defense — 2.9%
7,360	Northrop Grumman Corp.[1]	$510,048
9,940	Raytheon Co.	496,901

		1,006,949

	Air Freight & Logistics — 1.2%
8,100	Atlas Air Worldwide Holdings, Inc.[2,3]	411,561

	Beverages — 1.4%
18,920	Coca-Cola Enterprises, Inc.	476,027

	Biotechnology — 1.2%
7,000	Cephalon, Inc.[1,2,3]	413,560

	Capital Markets — 4.5%
7,380	Ameriprise Financial, Inc.	454,977
50,900	BGC Partners, Inc. — Class A1,3	412,290
15,120	Raymond James Financial, Inc.[3]	547,647
4,420	Waddell & Reed Financial, Inc. — Class A1	159,650

		1,574,564

	Chemicals — 3.8%
4,651	Eastman Chemical Co.[3]	431,892
4,830	Lubrizol Corp. (The)	519,032
5,600	Minerals Technologies, Inc.	352,912

		1,303,836

	Commercial Banks — 1.2%
16,620	Community Bank System, Inc.[1,3]	420,154

	Commercial Services & Supplies — 1.9%
14,420	Corrections Corp. of America[1,2,3]	357,760
18,000	R.R. Donnelley & Sons Co.[1]	318,960

		676,720

	Communications Equipment — 2.1%
19,620	Arris Group, Inc.[1,2,3]	244,857
4,840	Harris Corp.[1,3]	225,254
51,500	Tellabs, Inc.[1]	272,950

		743,061

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 3.3%
1,440	Apple, Inc.[2]	$488,621
19,760	Dell, Inc.[2]	260,041
11,646	Western Digital Corp.[2]	396,197

		1,144,859

	Construction & Engineering — 2.8%
16,580	KBR, Inc.	532,218
10,070	URS Corp.[2]	447,611

		979,829

	Consumer Finance — 3.7%
3,980	Capital One Financial Corp.[3]	191,677
4,580	Cash America International, Inc.[1,3]	184,253
15,760	Ezcorp, Inc. — Class A1,2,3	423,944
8,400	World Acceptance Corp.[1,2,3]	471,744

		1,271,618

	Diversified Telecommunication Services — 1.8%
17,020	AT&T, Inc.	468,390
10,880	Neutral Tandem, Inc.[2]	164,506

		632,896

	Electric Utilities — 2.5%
12,117	Edison International	439,605
10,400	Exelon Corp.	442,104

		881,709

	Electrical Equipment — 1.5%
12,060	A. O. Smith Corp.[1]	516,289

	Electronic Equipment, Instruments & Components — 4.6%
13,280	Arrow Electronics, Inc.[1,2]	501,984
17,640	AVX Corp.[1]	276,595
24,740	Ingram Micro, Inc. — Class A2	488,367
15,560	Jabil Circuit, Inc.	314,468

		1,581,414

	Energy Equipment & Services — 2.9%
5,280	Atwood Oceanics, Inc.[1,2]	213,417
8,384	Baker Hughes, Inc.	574,388
6,100	Rowan Cos., Inc.[2]	209,108

		996,913

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 2.7%
4,140	BJ’s Wholesale Club, Inc.[2]	$181,912
15,880	Kroger Co. (The)	339,832
20,440	Safeway, Inc.[1]	422,903

		944,647

	Food Products — 1.5%
30,740	Tyson Foods, Inc. — Class A	505,673

	Gas Utilities — 0.9%
5,500	Energen Corp.	307,450

	Health Care Equipment & Supplies — 3.9%
22,060	Align Technology, Inc.[1,2,3]	459,510
6,380	Cooper Cos., Inc. (The)[1,3]	365,829
8,960	Zimmer Holdings, Inc.[1,2]	530,074

		1,355,413

	Health Care Providers & Services — 3.4%
14,960	Aetna, Inc.	492,783
9,660	CIGNA Corp.	405,913
5,161	Humana, Inc.[2]	299,183

		1,197,879

	Hotels, Restaurants & Leisure — 3.7%
4,800	Cheesecake Factory, Inc. (The)[1,2,3]	141,648
33,820	Ruby Tuesday, Inc.[1,2]	455,894
14,000	Starbucks Corp.	441,420
8,386	Wyndham Worldwide Corp.	235,898

		1,274,860

	Household Durables — 0.2%
3,601	American Greetings Corp. — Class A3	78,250

	Independent Power Producers & Energy Traders — 1.2%
13,120	Constellation Energy Group, Inc.	423,120

	Insurance — 4.4%
8,740	Aflac, Inc.	503,249
8,100	American Financial Group, Inc.	263,493
3,020	Arch Capital Group, Ltd.[1,2,3]	266,515

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

2,840	Chubb Corp. (The)	$164,521
8,280	Progressive Corp. (The)	164,027
2,720	Torchmark Corp.[1,3]	169,456

		1,531,261

	Internet Software & Services — 2.8%
51,972	Earthlink, Inc.[1,3]	443,321
17,549	eBay, Inc.[2]	532,788

		976,109

	IT Services — 6.5%
14,677	Amdocs, Ltd.[2,3]	427,688
9,072	Computer Sciences Corp.	483,447
29,980	SAIC, Inc.[1,2]	496,768
31,060	Sapient Corp.[1]	371,167
22,653	TeleTech Holdings, Inc.[2,3]	485,001

		2,264,071

	Life Sciences Tools & Services — 1.2%
7,120	Thermo Fisher Scientific, Inc.[2]	407,762

	Machinery — 2.8%
10,440	AGCO Corp.[1,2,3]	529,308
5,460	Timken Co. (The)	256,729
6,874	Trinity Industries, Inc.[1,3]	191,716

		977,753

	Media — 5.8%
10,240	CBS Corp. — Class B	203,059
20,000	Comcast Corp. — Class A3	455,000
10,900	DIRECTV — Class A1,2	462,051
29,080	News Corp. — Class A3	436,782
14,241	Time Warner, Inc.[1]	447,879

		2,004,771

	Multi-line Retail — 2.6%
9,300	Dollar Tree, Inc.[2]	470,394
18,740	Macy’s, Inc.	433,831

		904,225

	Office Electronics — 1.2%
38,960	Xerox Corp.	413,755

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 8.9%
5,805	Chevron Corp.	$551,069
7,532	ConocoPhillips	538,237
6,680	Exxon Mobil Corp.	538,942
5,980	Marathon Oil Corp.	273,286
6,280	Murphy Oil Corp.	416,364
4,598	Peabody Energy Corp.[1]	291,605
11,120	Sunoco, Inc.	472,044

		3,081,547

	Paper & Forest Products — 3.3%
2,480	Domtar Corp.[3]	218,066
17,418	International Paper Co.[1]	503,032
14,800	MeadWestvaco Corp.	423,724

		1,144,822

	Personal Products — 1.3%
14,700	Nu Skin Enterprises, Inc. — Class A1,3	442,176

	Pharmaceuticals — 4.7%
10,420	Endo Pharmaceuticals Holdings, Inc.[2]	346,152
13,906	Forest Laboratories, Inc.[2]	448,608
10,020	Par Pharmaceutical Cos., Inc.[2,3]	357,914
29,380	Viropharma, Inc.[1,2]	481,832

		1,634,506

	Real Estate Investment Trusts — 7.3%
17,900	Apartment Investment & Management Co. — Class A1,3	457,524
21,260	Brandywine Realty Trust	246,616
26,340	CBL & Associates Properties, Inc.[1,3]	449,361
24,180	Colonial Properties Trust[3]	464,014
15,800	Extra Space Storage, Inc.[1,3]	303,834
17,680	Hospitality Properties Trust[1]	439,702
19,440	U-Store-It Trust[1]	187,790

		2,548,841

	Semiconductors & Semiconductor Equipment — 2.8%
22,600	Intel Corp.	484,996
14,580	Texas Instruments, Inc.	494,408

		979,404

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 0.9%
6,920	CA, Inc.	$164,696
15,140	Compuware Corp.[1,2]	162,301

		326,997

	Specialty Retail — 3.2%
20,060	Gap, Inc. (The)	386,556
3,260	PetSmart, Inc.	131,182
11,380	Rent-A-Center, Inc.[1,3]	338,441
5,660	TJX Cos., Inc. (The)[3]	268,228

		1,124,407

	Textiles, Apparel & Luxury Goods — 1.3%
8,520	Warnaco Group (The), Inc.[2,3]	435,202

	Thrifts & Mortgage Finance — 1.1%
36,060	Brookline Bancorp, Inc.[1,3]	390,530

	Wireless Telecommunication Services — 1.3%
12,524	Telephone & Data Systems, Inc.[1,3]	447,733

	TOTAL COMMON STOCKS (Cost $34,791,530)	43,155,123

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$393,930	With State Street Bank and Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $393,930, due 2/1/11 (collateralized by a FHR security with a par value of $390,758, coupon rate of 3.500%, due 11/15/40, market value of $405,055)	393,930

	TOTAL REPURCHASE AGREEMENT (Cost $393,930)	393,930

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 5.2%
1,800,041	State Street Navigator Securities Lending Portfolio	1,800,041

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,800,041)	1,800,041

TOTAL LONG INVESTMENTS (Cost $36,985,501)	130.5%	$45,349,094

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (25.4)%

	Beverages — (0.4)%
(1,822)	Brown-Forman Corp. — Class B	$(120,890)

	Biotechnology — (0.5)%
(3,132)	Human Genome Sciences, Inc.[2]	(75,982)
(2,723)	Vertex Pharmaceuticals, Inc.[2]	(105,898)

		(181,880)

	Capital Markets — (1.4)%
(8,420)	E*Trade Financial Corp.[2]	(139,435)
(2,860)	Morgan Stanley	(84,084)
(2,050)	Northern Trust Corp.	(106,559)
(3,295)	Piper Jaffray Cos.[2]	(137,731)

		(467,809)

	Chemicals — (0.4)%
(1,718)	Monsanto Co.	(126,067)

	Commercial Banks — (0.4)%
(2,400)	IBERIABANK Corp.	(136,128)

	Commercial Services & Supplies — (0.4)%
(1,900)	Stericycle, Inc.[2]	(149,131)

	Communications Equipment — (1.1)%
(9,340)	Ixia[2]	(146,918)
(5,580)	Sycamore Networks, Inc.	(116,399)
(10,880)	Tekelec[2]	(124,848)

		(388,165)

	Diversified Consumer Services — (0.4)%
(7,380)	Universal Technical Institute, Inc.	(134,685)

	Diversified Financial Services — (0.3)%
(349)	CME Group, Inc.	(107,687)

	Diversified Telecommunication Services — (0.3)%
(2,740)	Atlantic Tele-Network, Inc.	(102,339)

	Electric Utilities — (0.4)%
(2,120)	ITC Holdings Corp.	(139,284)

	Electronic Equipment, Instruments & Components — (0.4)%
(6,220)	Checkpoint Systems, Inc.[2]	(128,567)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Energy Equipment & Services — (0.5)%
(2,600)	Lufkin Industries, Inc.	$(173,472)

	Food & Staples Retailing — (0.4)%
(4,120)	United Natural Foods, Inc.[2]	(152,440)

	Gas Utilities — (0.8)%
(2,000)	National Fuel Gas Co.	(136,680)
(3,340)	New Jersey Resources Corp.	(140,146)

		(276,826)

	Health Care Equipment & Supplies — (1.4)%
(2,760)	Beckman Coulter, Inc.	(198,748)
(12,480)	DexCom, Inc.[2]	(176,030)
(2,300)	Hospira, Inc.[2]	(127,029)

		(501,807)

	Health Care Technology — (0.4)%
(6,660)	Allscripts-Misys Healthcare Solutions, Inc.[2]	(140,593)

	Hotels, Restaurants & Leisure — (1.3)%
(2,727)	Bally Technologies, Inc.[2]	(111,616)
(3,036)	International Speedway Corp. — Class A	(87,832)
(7,300)	Jack In The Box, Inc.[2]	(160,162)
(2,292)	WMS Industries, Inc.[2]	(96,149)

		(455,759)

	Household Durables — (1.0)%
(5,620)	MDC Holdings, Inc.	(173,714)
(220)	NVR, Inc.[2]	(168,300)

		(342,014)

	Insurance — (0.4)%
(380)	Markel Corp.[2]	(152,950)

	Internet & Catalog Retail — (0.4)%
(840)	Amazon.Com, Inc.[2]	(142,498)

	Internet Software & Services — (0.3)%
(4,111)	GSI Commerce, Inc.[2]	(94,717)

	IT Services — (0.3)%
(4,822)	TNS, Inc.[2]	(85,253)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Machinery — (0.7)%
(7,220)	Commercial Vehicle Group, Inc.[2]	$(116,531)
(2,020)	Lincoln Electric Holdings, Inc.	(136,794)

		(253,325)

	Media — (1.5)%
(3,940)	Arbitron, Inc.	(164,259)
(3,705)	DreamWorks Animation SKG, Inc. — Class A2	(103,999)
(2,160)	Liberty Media Corp. — Capital Series A2	(141,826)
(8,700)	World Wrestling Entertainment, Inc.	(104,835)

		(514,919)

	Metals & Mining — (1.6)%
(9,100)	AK Steel Holding Corp.	(144,690)
(5,560)	Coeur d’Alene Mines Corp.[2]	(129,993)
(3,172)	Nucor Corp.	(145,626)
(5,200)	RTI International Metals, Inc.[2]	(150,228)

		(570,537)

	Multi-Utilities — (0.4)%
(2,722)	Sempra Energy	(141,735)

	Oil, Gas & Consumable Fuels — (0.5)%
(2,487)	Comstock Resources, Inc.[2]	(68,890)
(1,044)	EOG Resources, Inc.	(111,071)

		(179,961)

	Professional Services — (0.7)%
(1,183)	Dun & Bradstreet Corp. (The)	(100,496)
(2,840)	Towers Watson & Co. — Class A	(154,865)

		(255,361)

	Real Estate Investment Trusts — (3.2)%
(1,272)	AvalonBay Communities, Inc.	(147,463)
(3,500)	Corporate Office Properties Trust	(127,925)
(2,076)	Equity Lifestyle Properties, Inc.	(118,083)
(1,205)	Essex Property Trust, Inc.	(139,780)
(11,560)	Franklin Street Properties Corp.	(173,284)
(12,800)	Medical Properties Trust, Inc.	(140,544)
(16,820)	MFA Financial, Inc.	(137,420)
(4,580)	Washington Real Estate Investment Trust	(140,514)

		(1,125,013)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Road & Rail — (0.4)%
(7,120)	Knight Transportation, Inc.	$(135,707)

	Semiconductors & Semiconductor Equipment — (0.8)%
(3,820)	Netlogic Microsystems, Inc.[2]	(133,165)
(5,300)	Volterra Semiconductor Corp.[2]	(131,705)

		(264,870)

	Software — (0.9)%
(7,400)	Bottomline Technologies, Inc.[2]	(169,682)
(2,600)	Ultimate Software Group, Inc.[2]	(126,360)

		(296,042)

	Specialty Retail — (0.3)%
(19,840)	Bebe Stores, Inc.	(111,402)

	Thrifts & Mortgage Finance — (0.4)%
(9,300)	People’s United Financial, Inc.	(120,063)

	Water and Sewer — (0.4)%
(4,300)	American States Water Co.	(146,200)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(8,678,373))	(8,816,096)

TOTAL SHORT INVESTMENTS (Proceeds $(8,678,373))	(25.4)%	$(8,816,096)

TOTAL INVESTMENTS (Cost $28,307,128)[4]	105.1%	$36,532,998
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.1)	(1,782,900)

NET ASSETS	100.0%	$34,750,098

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	All or a portion of security pledged as collateral for securities sold short.
[4]	Aggregate cost for federal tax purposes was $28,664,713.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUND* — 2.1%
25,500	SPDR S&P 500 ETF Trust	$3,281,085

	TOTAL EXCHANGE-TRADED FUND (Cost $2,905,447)	3,281,085

Face
Amount

US TREASURY BILLS* — 77.3%
$120,000,000	U.S. Treasury Bill,
	0.137% due 3/10/11	119,983,350

	TOTAL US TREASURY BILLS (Cost $119,983,350)	119,983,350

REPURCHASE AGREEMENT* — 0.3%
348,629	With State Street Bank and Trust Co., dated 1/31/11, 0.01%, principal and interest in the amount of $348,629, due 2/1/11, (collateralized by a FHR security with a par value of $346,241, coupon rate of 3.500%, due 11/15/40, market value of $358,909)	348,629

	TOTAL REPURCHASE AGREEMENT (Cost $348,629)	348,629

TOTAL INVESTMENTS (Cost $123,237,426)[1]	79.7%	$123,613,064
OTHER ASSETS IN EXCESS OF LIABILITIES	20.3	31,575,591

NET ASSETS[2]	100.0%	$155,188,655

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $123,237,426.
[2]	Cash in the amount of $34,253,510 is held as collateral to secure the open written put options contracts.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
SPDR S&P 500 ETF Trust
expires February 2011 exercise price $129 Barclays Capital PLC	15,000	$(25,125)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(29,247))		$(25,125)

PUTS:
Nasdaq 100 Stock Index
expires February 2011 exercise price $2,300 Barclays Capital PLC	2,000	(88,400)
S&P 500 Index
expires February 2011 exercise price $1,300 Barclays Capital PLC	115,100	(2,969,580)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(3,277,762))		$(3,057,980)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of sixteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Secured Options Portfolio commenced operations on June 30, 2010. The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund had not commenced operations as of January 31, 2011.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities and options listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

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Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. In that regard, at January 31, 2011, substantially all foreign equity securities held by the International Portfolio and Philadelphia International Fund were fair valued using valuations provided by an independent valuation service. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, and Secured Options Portfolio had all long-term investments, with corresponding industries at Level 1 and all short-term investments at Level 2, at January 31, 2011. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments, with corresponding industries at Level 2 at January 31, 2011.

As of the period ending January 31, 2011, securities with a total value of $81,273,349 and $316,772,274 in the International Portfolio and Philadelphia International Fund respectively transferred from Level 1 to Level 2 due to substantially all foreign equity securities being fair valued using valuations provided by an independent valuation service based on the Fund’s valuation policies and procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International Portfolio, and Philadelphia International Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$29,074,825	$—	$—	$29,074,825

Total Agency Notes	29,074,825	—	—	29,074,825

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	31,932,675	—	31,932,675
Federal National Mortgage Association	—	46,619,473	—	46,619,473

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Government National Mortgage Association	$—	$27,023,076	$—	$27,023,076

Total Mortgage-Backed Securities	—	105,575,224	—	105,575,224

Corporate Notes	—	174,658,392	—	174,658,392
US Treasury Notes/Bonds	42,969,727	—	—	42,969,727
Repurchase Agreements	—	17,105,679	—	17,105,679
Investments of Security Lending Collateral	—	18,588,720	—	18,588,720

Total Investments	72,044,552	315,928,015	—	387,972,567

Total	$72,044,552	$315,928,015	$—	$387,972,567

International Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$—	$91,030,716	$—	$91,030,716
Japan	—	56,720,424	—	56,720,424
Germany	—	40,726,081	—	40,726,081
France	—	38,021,168	—	38,021,168
Switzerland	—	28,241,308	—	28,241,308
Spain	—	19,213,134	—	19,213,134
Australia	—	17,839,664	—	17,839,664
Netherlands	1,089,877	12,749,072	—	13,838,949
China	4,961,820	5,220,791	—	10,182,611
Norway	—	9,048,433	—	9,048,433
Brazil	6,696,403	—	—	6,696,403
Italy	1,603,568	4,720,280	—	6,323,848
Singapore	—	6,320,057	—	6,320,057
Hong Kong	—	5,171,663	—	5,171,663
Canada	3,945,135	—	—	3,945,135
Mexico	3,316,875	—	—	3,316,875
Greece	—	3,296,950	—	3,296,950
South Africa	—	2,862,209	—	2,862,209
Bermuda	—	2,614,560	—	2,614,560
Panama	2,553,750	—	—	2,553,750

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Sweden	$—	$1,967,388	$—	$1,967,388
Cayman Islands	1,963,071	—	—	1,963,071

Total Common Stocks	26,130,499	345,763,898	—	371,894,397

Repurchase Agreements	—	6,178,088	—	6,178,088
Investments of Security Lending Collateral	—	6,231,133	—	6,231,133

Total Investments	26,130,499	358,173,119	—	384,303,618

Total	$26,130,499	$358,173,119	$—	$384,303,618

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$—	$23,579,367	$—	$23,579,367
Japan	—	13,975,492	—	13,975,492
Germany	—	10,775,178	—	10,775,178
France	—	10,480,729	—	10,480,729
Switzerland	—	7,221,087	—	7,221,087
Australia	—	4,992,683	—	4,992,683
Spain	—	4,933,447	—	4,933,447
Netherlands	—	4,464,888	—	4,464,888
China	1,302,982	1,357,759	—	2,660,741
Norway	—	2,367,992	—	2,367,992
Brazil	1,771,743	—	—	1,771,743
Italy	347,690	1,389,888	—	1,737,578
Singapore	—	1,731,467	—	1,731,467
Hong Kong	—	1,484,190	—	1,484,190
Canada	1,031,694	—	—	1,031,694
Greece	—	924,908	—	924,908
Bermuda	—	683,676	—	683,676
South Africa	—	668,420	—	668,420
Mexico	599,691	—	—	599,691
Panama	568,125	—	—	568,125
Sweden	—	536,882	—	536,882

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Cayman Islands	$521,400	$—	$—	$521,400

Total Common Stocks	6,143,325	91,568,053	—	97,711,378

Repurchase Agreements	—	1,014,128	—	1,014,128
Investments of Security Lending Collateral	—	2,400,995	—	2,400,995

Total Investments	6,143,325	94,983,176	—	101,126,501

Total	$6,143,325	$94,983,176	$—	$101,126,501

The following tables include rollforwards of the amounts for the period ended January 31, 2011 for long-term investments classified within Level 3.

International Portfolio

							Net Change in
							Unrealized
				Change in			Gain
	Balance as of	Accrued	Realized	Unrealized	Net	Balance as of	(Loss) from
Investments in	October 31,	Discounts	Gain	Gain	Purchases	January 31,	Investments Held
Securities	2010	(Premiums)	(Loss)	(Loss)	& Sales	2011	at January 31, 2011
COMMON STOCK
United Kingdom	$54,780	$0	$(244)	$(629)	$(53,907)	$0	$0

Total	$54,780	$0	$(244)	$(629)	$(53,907)	$0	$0

Philadelphia International Fund

							Net Change in
							Unrealized
				Change in			Gain
	Balance as of	Accrued	Realized	Unrealized	Net	Balance as of	(Loss) from
Investments in	October 31,	Discounts	Gain	Gain	Purchases	January 31,	Investments Held
Securities	2010	(Premiums)	(Loss)	(Loss)	& Sales	2011	at January 31, 2011
COMMON STOCK
United Kingdom	$10,611	$0	$(47)	$(122)	$(10,442)	$0	$0

Total	$10,611	$0	$(47)	$(122)	$(10,442)	$0	$0

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including

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interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio and Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

own. The Secured Options Portfolio uses option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the period ended January 31, 2011. During the period ended January 31, 2011, the Secured Options Portfolio wrote put and call options in an attempt to achieve its investment objective and strategies.

Transactions in written option contracts for the Secured Options Portfolio for the period ended January 31, 2011, are as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2010	109,600	$2,943,749
Options written	489,600	9,438,727
Options terminated in closing purchase transactions	(299,400)	(5,942,910)
Options expired	(167,700)	(3,132,557)

Options outstanding at January 31, 2011	132,100	$3,307,009

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At January 31, 2011 and during the period then ended, the Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

LIABILITY DERIVATIVES

	Equity
	Contracts Risk	Total

Options Written	$(3,083,105)	$(3,083,105)

Total Value	(3,083,105)	(3,083,105

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS1

	Equity
	Contracts Risk	Total

Options Written	$(124,533)	$(124,533)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding for the months that the Portfolio held such derivatives during the period ended January 31, 2011.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of January 31, 2011, 83.37% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of January 31, 2011, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.

As of January 31, 2011, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan
Government Cash Portfolio	$17,717,233	$18,081,830	2.12
Core Fixed Income Portfolio	18,214,226	18,588,720	4.65
Small Cap Equity Portfolio	14,427,458	14,827,200	9.14
Large Cap Value Portfolio	1,635,264	1,680,290	2.20
International Portfolio	5,893,261	6,231,133	1.51
Philadelphia International Fund	2,274,969	2,400,995	2.21
U.S. Emerging Growth Portfolio	4,826,950	4,960,894	19.77

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Large Cap 100 Portfolio	$1,841,801		$1,882,426		1.91
Long/Short Portfolio	2,654,357		2,724,479		14.34
Total Market Portfolio	10,557,065	*	10,824,187	**	23.25

* The market value of loaned securities for the financing of short sales was $8,799,891.

** The market value of collateral used for the financing of short sales was $9,024,146.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2011, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $0 and $8,799,891 respectively, and cash in the amount of $5,965,955 and $0 respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to cerain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2011, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$16,174,736	$1,046,050	$15,128,686
Strategic Equity Portfolio	38,853,223	1,628,774	37,224,449
Small Cap Equity Portfolio	34,315,452	1,051,559	33,263,893
Large Cap Value Portfolio	10,107,994	771,522	9,336,472
International Portfolio	76,647,840	5,774,953	70,872,887
Philadelphia International Fund	17,740,353	1,604,317	16,136,036
U.S. Emerging Growth Portfolio	4,911,580	149,440	4,762,140
Large Cap 100 Portfolio	22,883,527	333,374	22,550,153
Large Cap Growth Portfolio	12,603,777	189,186	12,414,591
Long/Short Portfolio	1,895,083	573,766	1,321,317
Total Market Portfolio	8,561,082	692,797	7,868,285
Secured Options Portfolio	375,638	—	375,638

3.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning

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Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The implementation of the first disclosure required by the ASU did not have a material effect on the Fund’s financial statment disclosure. Management is currently evaluating the impact the adoption of the second disclosure of this ASU will have on the Fund’s financial statement disclosures.

4.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to January 31, 2011, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date 3/17/11
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date 3/17/11